TCW GALILEO FUNDS
APRIL 30, 2001

                              SEMI-ANNUAL REPORT
                              U.S. FIXED INCOME




             MONEY MARKET



                   CORE FIXED INCOME



                        FLEXIBLE INCOME



                             HIGH YIELD BOND



                                    MORTGAGE-BACKED SECURITIES



                                          TOTAL RETURN
                                            MORTGAGE-BACKED
                                              SECURITIES



                                                   [LOGO] TCW GALILEO FUNDS INC.

                                                               TCW GALILEO FUNDS
                                                               APRIL 30, 2001

SHAREHOLDER INFORMATION

INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000


CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT

PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809


DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017


INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071













USFISAR043001


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TCW GALILEO FUNDS, INC.
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U.S. FIXED INCOME
TABLE OF CONTENTS                                                 APRIL 30, 2001

Letter To Shareholders............................   1

Performance Summary...............................   2

Schedules of Investments:

  TCW Galileo Money Market Fund...................   3

  TCW Galileo Core Fixed Income Fund..............   5

  TCW Galileo Flexible Income Fund................  13

  TCW Galileo High Yield Bond Fund................  17

  TCW Galileo Mortgage-Backed Securities Fund.....  25

  TCW Galileo Total Return Mortgage-Backed
    Securities Fund...............................  28

Statements of Assets and Liabilities..............  31

Statements of Operations..........................  33

Statements of Changes in Net Assets...............  35

Notes to Financial Statements.....................  38

Financial Highlights..............................  53

[LOGO]
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                                                                          [ICON]
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TO OUR SHAREHOLDERS

We are pleased to submit the April 30, 2001 semi-annual reports for the TCW Galileo Funds. On the following page is an analysis of each Fund's investment performance for a 1 year, 5 year, 10 year and since inception period through April 30, 2001.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Funds' long-term investment performance record is among the best in the industry. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

On May 1, 2001, we launched Galileo On-Line service which allows investors to conduct Fund transactions via the internet.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) if you have any questions or would like further information on the TCW Galileo Funds.

Marc I. Stern Signature

Marc I. Stern
Chairman of the Board
June 4, 2001

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. FIXED INCOME
PERFORMANCE SUMMARY (UNAUDITED)                                   APRIL 30, 2001

                                                                        TOTAL RETURN
                                                              ANNUALIZED AS OF APRIL 30, 2001
                                                     --------------------------------------------------
                                                                                                SINCE         INCEPTION
                                               NAV    1-YEAR       5-YEAR       10-YEAR       INCEPTION         DATE
                                              -----  ---------    --------      --------      ---------      -----------
TCW Galileo Money Market Fund                 $1.00       6.05%       5.36%         4.91%(1)      5.65%         07/14/88(2)
TCW Galileo Core Fixed Income Fund --
  Institutional Class                         $9.36       8.89%       6.36%         6.58%(1)      6.81%(1)      01/01/90(2)
TCW Galileo Core Fixed Income Fund --
  Advisory Class                              $9.43       8.86%        N/A           N/A          4.02%         03/01/99
TCW Galileo Flexible Income Fund              $9.57        N/A         N/A           N/A         (2.96)%(3)     12/01/00
TCW Galileo High Yield Bond Fund --
  Institutional Class                         $7.50      (1.53)%      4.76%         8.42%(1)      8.37%(1)      02/01/89(2)
TCW Galileo High Yield Bond Fund --
  Advisory Class                              $7.57      (1.88)%       N/A           N/A         (0.64)%        03/01/99
TCW Galileo Mortgage-Backed Securities Fund   $9.74       8.02%       6.36%         6.31%(1)      6.70%(1)      02/01/90(2)
TCW Galileo Total Return Mortgage-Backed
  Securities Fund -- Institutional Class      $9.37      14.00%       8.34%          N/A          7.00%         06/17/93
TCW Galileo Total Return Mortgage-Backed
  Securities Fund -- Advisory Class           $9.63      13.92%        N/A           N/A          6.36%         03/01/99

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE TCW GALILEO FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIPS WERE NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WERE NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.
(2)  INCEPTION DATE OF PREDECESSOR LIMITED PARTNERSHIP.
(3)  CUMULATIVE PERFORMANCE SINCE INCEPTION THROUGH APRIL 30, 2001.

TCW GALILEO MONEY MARKET FUND
                                                                          [ICON]
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SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

 PRINCIPAL
  AMOUNT     FIXED INCOME SECURITIES                                          VALUE
-----------  -----------------------                                       ------------

             AGENCY SECURITIES (13.4% OF NET ASSETS)
$10,000,000  International Bank For Reconstruction & Development, 4.141%,
               due 06/11/01                                                $ 10,000,192
  5,000,000  Student Loan Marketing Association, 4.211%, due 03/20/02         4,997,064
  5,000,000  Student Loan Marketing Association, 4.231%, due 05/18/01         5,000,413
  6,500,000  Student Loan Marketing Association, 4.231%, due 03/13/02         6,500,000
 10,000,000  Student Loan Marketing Association, 4.241%, due 10/24/01        10,000,000
                                                                           ------------
             TOTAL AGENCY SECURITIES (COST: $36,497,669)                     36,497,669
                                                                           ------------
             COMMERCIAL PAPER (71.7%)
  7,500,000  American Express Credit Corp., 4.42%, due 05/02/01               7,499,079
  5,000,000  American Express Credit Corp., 4.47%, due 05/02/01               4,999,379
  8,700,000  American General Corp., 4.68%, due 05/01/01                      8,700,000
 10,000,000  BMW US Capital Corp., 4.65%, due 05/01/01                       10,000,000
  7,500,000  Ciesco L.P., 4.93%, due 05/04/01                                 7,496,919
  5,000,000  Dupont (E.l.) de Nemours & Co., Inc., 4.42%, due 05/03/01        4,998,772
  9,500,000  Ford Motor Credit Corp., 4.47%, due 05/07/01                     9,492,922
  2,500,000  General Electric Capital Corp., 5.77%, due 08/27/01              2,506,419
  8,500,000  General Electric Capital Corp., 6.33%, due 09/17/01              8,497,174
 10,000,000  General Motors Acceptance Corp., 4.44%, due 05/08/01             9,991,367
 10,000,000  Goldman Sachs Group, Inc., 4.55%, due 05/04/01                   9,996,208
 10,000,000  IBM Credit Corp., 4.43%, due 05/01/01                           10,000,000
  5,000,000  International Lease Finance Corp., 4.44%, due 05/03/01           4,998,767
  4,750,000  International Lease Finance Corp., 5.6%, due 11/02/01            4,764,621
 10,000,000  J.P. Morgan Chase & Co., 4.45%, due 05/09/01                     9,990,111
 10,000,000  May Department Stores Co., 4.68%, due 05/01/01                  10,000,000
 10,000,000  Merck & Co., Inc., 4.92%, due 05/09/01                           9,989,067
  5,000,000  Merrill Lynch & Co., Inc., 7.57%, due 11/09/01                   5,024,088
 10,000,000  Nestle Capital Corp., 4.66%, due 05/01/01                       10,000,000
  6,450,000  Pitney Bowes, Inc., 4.93%, due 05/07/01                          6,444,700
 10,000,000  Prudential Funding Corp., 4.47%, due 05/03/01                    9,997,517
 10,800,000  Salomon Smith Barney, Inc., 4.65%, due 05/02/01                 10,798,605
 10,000,000  USAA Capital Corp., 4.4%, due 05/01/01                          10,000,000
  5,600,000  Walt Disney Co., 4.4%, due 05/01/01                              5,600,000
  4,100,000  Walt Disney Co., 4.47%, due 05/02/01                             4,099,491
                                                                           ------------
             TOTAL COMMERCIAL PAPER (COST: $195,885,206)                    195,885,206
                                                                           ------------
             CORPORATE FIXED INCOME SECURITIES (13.9%)
  5,000,000  Associates Corp. of North America, 5.5%, due 02/15/02            5,006,920
  5,000,000  Associates Corp. of North America, 6.75%, due 07/16/01           4,997,780
  5,000,000  Bank of America Corp., 7.35%, due 04/03/02                       5,126,375
  2,500,000  Merrill Lynch & Co., Inc., 5.71%, due 01/15/02                   2,520,887
  8,000,000  Morgan Stanley Dean Witter & Co., 8.875%, due 10/15/01           8,146,189

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
3
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TCW GALILEO MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                                      VALUE
-----------                                                                ------------
             CORPORATE FIXED INCOME SECURITIES (CONTINUED)
$ 5,000,000  Paccar Financial Corp., 5.33%, due 01/28/02                   $  5,031,532
  7,000,000  Wells Fargo & Co., 6.875%, due 05/10/01                          7,000,125
                                                                           ------------
             TOTAL CORPORATE FIXED INCOME SECURITIES (COST: $37,829,808)     37,829,808
                                                                           ------------
             TOTAL FIXED INCOME SECURITIES (COST: $270,212,683) (99.0%)     270,212,683
                                                                           ------------

             SHORT-TERM INVESTMENTS (COST: $87,818) (0.0%)
             ---------------------------------------------
     87,818  Investors Bank & Trust Depository Reserve, 3.25%, due
               05/01/01                                                          87,818
                                                                           ------------
             TOTAL INVESTMENTS (COST: $270,300,501) (99.0%)                 270,300,501
             EXCESS OF OTHER ASSETS OVER LIABILITIES (1.0%)                   2,767,398
                                                                           ------------
             NET ASSETS (100.0%)                                           $273,067,899
                                                                           ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND
                                                                          [ICON]
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SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

PRINCIPAL
  AMOUNT    FIXED INCOME SECURITIES                                          VALUE
----------  -----------------------                                       -----------
            CORPORATE BONDS
            AEROSPACE/DEFENSE (2.0% OF NET ASSETS)
$   50,000  BE Aerospace, Inc., 8%, due 03/01/08                          $    48,000
    75,000  BE Aerospace, Inc., 9.5%, due 11/01/08                             76,500+
   500,000  Honeywell International, Inc., 7.5%, due 03/01/10                 536,520
   500,000  Lockheed Martin Corp., 8.2%, due 12/01/09                         543,805
    75,000  Sequa Corp., (144A), 8.875%, due 04/01/08                          75,187*
   250,000  United Technologies Corp., 6.625%, due 11/15/04                   257,357
                                                                          -----------
            TOTAL AEROSPACE/DEFENSE                                         1,537,369
                                                                          -----------
            AUTOMOTIVE (0.1%)
    45,000  Hayes Lemmerz International, Inc., 8.25%, due 12/15/08             33,750
    25,000  Hayes Lemmerz International, Inc., 11%, due 07/15/06               22,500
                                                                          -----------
            TOTAL AUTOMOTIVE                                                   56,250
                                                                          -----------
            BANKING & FINANCIAL SERVICES (8.0%)
   500,000  Associates Corp. of North America, 5.75%, due 11/01/03            504,600
   500,000  First Union National Bank, 7.8%, due 08/18/10                     534,585
   600,000  FleetBoston Financial Corp., 7.25%, due 09/15/05                  631,716
   500,000  Ford Motor Credit Corp., 7.875%, due 06/15/10                     528,300
    50,000  Forest City Enterprises, Inc., 8.5%, due 03/15/08                  47,500
   500,000  Goldman Sachs Group, Inc., 7.625%, due 08/17/05                   528,370
   150,000  HMH Properties Corp., 7.875%, due 08/01/05                        148,125
   500,000  Household Finance Corp., 6.875%, due 03/01/03                     511,875
   500,000  International Lease Finance Corp., 6.75%, due 11/03/03            516,880
   100,000  Morgan Stanley Dean Witter & Co., 7.125%, due 01/15/03            103,363
   500,000  Morgan Stanley Dean Witter & Co., 7.75%, due 06/15/05             532,240
   500,000  National Rural Utilities Cooperative Financial Corp., 5%,
              due 10/01/02                                                    500,825
   100,000  Sovereign Bancorp, Inc., 8.625%, due 03/15/04                     101,283
   200,000  Washington Mutual, Inc., 7.5%, due 08/15/06                       208,418
   400,000  Wells Fargo & Co., 6.625%, due 07/15/04                           411,996
   200,000  Wells Fargo & Co., 7.2%, due 05/01/03                             207,876
                                                                          -----------
            TOTAL BANKING & FINANCIAL SERVICES                              6,017,952
                                                                          -----------
            BUILDING MATERIALS (0.2%)
    75,000  Juno Lighting, Inc., 11.875%, due 07/01/09                         70,500+
    50,000  Nortek, Inc., 9.875%, due 03/01/04                                 50,000+
                                                                          -----------
            TOTAL BUILDING MATERIALS                                          120,500
                                                                          -----------
            CHEMICALS (0.9%)
   600,000  Dow Chemical Co., 6.125%, due 02/01/11                            582,114
    25,000  ISP Holdings, Inc., 9%, due 10/15/03                               23,250
    50,000  PMD Group, Inc., (144A), 11%, due 02/28/11                         51,500*
    25,000  Polymer Group, Inc., 8.75%, due 03/01/08                            9,250
                                                                          -----------
            TOTAL CHEMICALS                                                   666,114
                                                                          -----------
            COMMERCIAL SERVICES (0.4%)
   100,000  Iron Mountain, Inc., 8.625%, due 04/01/13                         100,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
5

TCW GALILEO CORE FIXED INCOME FUND
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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                                     VALUE
----------                                                                -----------
            COMMERCIAL SERVICES (CONTINUED)
$  150,000  Stericycle, Inc., 12.375%, due 11/15/09                       $   159,750+
    25,000  United Rentals, Inc., (144A), 10.75%, due 04/15/08                 25,062*
                                                                          -----------
            TOTAL COMMERCIAL SERVICES                                         285,312
                                                                          -----------
            COMPUTER SERVICES (0.4%)
    75,000  Anteon Corp., 12%, due 05/15/09                                    72,000
   200,000  Hewlett-Packard Co., 7.15%, due 06/15/05                          206,514
   100,000  PSINet, Inc., 11%, due 08/01/09                                     7,500
                                                                          -----------
            TOTAL COMPUTER SERVICES                                           286,014
                                                                          -----------
            CONSTRUCTION (0.5%)
   100,000  Atrium Companies, Inc., 10.5%, due 05/01/09                        83,000
   200,000  General Electric Global Insurance Corp., 7%, due 02/15/26         196,990
    75,000  Lennar Corp., (144A), 9.95%, due 05/01/10                          81,937*
                                                                          -----------
            TOTAL CONSTRUCTION                                                361,927
                                                                          -----------
            CONTAINERS & PACKAGING (0.4%)
    75,000  Anchor Glass Container Corp., 9.875%, due 03/15/08                 41,250
    50,000  BWAY Corp., 10.25%, due 04/15/07                                   42,500
   125,000  Consolidated Container Companies, LLC, (144A), 10.125%, due
              07/15/09                                                        125,000*
   125,000  U.S. Can Corp., (144A), 12.375%, due 10/01/10                     127,500*+
                                                                          -----------
            TOTAL CONTAINERS & PACKAGING                                      336,250
                                                                          -----------
            ELECTRIC UTILITIES (0.3%)
   200,000  Carolina Power & Light, Inc., 6.65%, due 04/01/08                 198,012
                                                                          -----------
            ELECTRONICS (0.3%)
    25,000  360networks, Inc., (144A), 13%, due 05/01/08                        4,125*
    25,000  Amkor Technologies, Inc., 9.25%, due 05/01/06                      24,000+
    75,000  BRL Universal Equipment, (144A), 8.875%, due 02/15/08              77,437*
    75,000  Fairchild Semiconductor Corp., (144A), 10.5%, due 02/01/09         73,125*
    80,000  Viasystems, Inc., 9.75%, due 06/01/07                              48,800
                                                                          -----------
            TOTAL ELECTRONICS                                                 227,487
                                                                          -----------
            ENERGY & OIL SERVICES (2.3%)
   500,000  Anadarko Petroleum Corp., 7.2%, due 03/15/29                      491,160
   300,000  Coastal Corp., 6.95%, due 06/01/28                                276,153
   100,000  Forest Oil Corp., 10.5%, due 01/15/06                             107,750
   100,000  Grey Wolf, Inc., 8.875%, due 07/01/07                             102,000
    50,000  P&L Coal Holdings Corp., 9.625%, due 05/15/08                      52,500
   300,000  Phillips Petroleum Co., 6.375%, due 03/30/09                      294,750
   125,000  Pride International, Inc., 10%, due 06/01/09                      137,500
    75,000  SESI, LLC, (144A), 8.875%, due 05/15/11                            75,622*
   200,000  Transcontinental Gas Pipe Lines, 6.25%, due 01/15/08              198,000
                                                                          -----------
            TOTAL ENERGY & OIL SERVICES                                     1,735,435
                                                                          -----------
            ENTERTAINMENT & LEISURE (1.5%)
   125,000  Hard Rock Hotel, Inc., 9.25%, due 04/01/05                        111,250
   150,000  Horseshoe Gaming Holdings, 8.625%, due 05/15/09                   150,750

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
6

                                                                          [ICON]
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                                                                  APRIL 30, 2001

PRINCIPAL
  AMOUNT                                                                     VALUE
----------                                                                -----------
            ENTERTAINMENT & LEISURE (CONTINUED)
$   50,000  International Game Technology, Inc., 8.375%, due 05/15/09     $    51,500
    75,000  Marvel Enterprises, Inc., 12%, due 06/15/09                        29,250
   150,000  Park Place Entertainment, Inc., 9.375%, due 02/15/07              155,250
   100,000  Six Flags, Inc., (144A), 9.5%, due 02/01/09                       104,000*
    75,000  Travel Centers of America, Inc., 12.75%, due 05/01/09              75,375
   250,000  Trump Atlantic City Associates, 11.25%, due 05/01/06              163,750
   250,000  Viacom, Inc., 7.7%, due 07/30/10                                  265,705
                                                                          -----------
            TOTAL ENTERTAINMENT & LEISURE                                   1,106,830
                                                                          -----------
            FOODS, HOTELS & RESTAURANTS (1.5%)
   500,000  Coca-Cola Enterprises, Inc., 5.75%, due 11/01/08                  480,830
   100,000  DiGiorgio Corp., 10%, due 06/15/07                                 91,125
    75,000  Fleming Companies, Inc., 10.125%, due 04/01/08                     77,906
   100,000  Fleming Companies, Inc., 10.625%, due 07/31/07                    102,000+
   250,000  LNR Property Corp., 10.5%, due 01/15/09                           252,500
   100,000  New World Pasta Company, Inc., 9.25%, due 02/15/09                 55,500
    75,000  Winn-Dixie Stores, Inc., 8.875%, due 04/01/08                      75,750
                                                                          -----------
            TOTAL FOODS, HOTELS & RESTAURANTS                               1,135,611
                                                                          -----------
            HEALTHCARE (0.8%)
    90,000  Alliance Imaging, Inc., (144A), 10.375%, due 04/15/11              91,350*
    75,000  Bio-Rad Laboratories, Inc., (144A), 11.625%, due 02/15/07          81,000*
    50,000  Concentra Operating Corp., (144A), 13%, due 08/15/09               52,250*
   100,000  Express Scripts, Inc., 9.625%, due 06/15/09                       108,000
    70,000  Hudson Respiratory Care, Inc., 9.125%, due 04/15/08                42,000
    75,000  Insight Health Services Corp., 9.625%, due 06/15/08                74,250
    75,000  Omnicare, Inc., (144A), 8.125%, due 03/15/11                       76,500*
    75,000  Unilab Finance Corp., 12.75%, due 10/01/09                         83,625
                                                                          -----------
            TOTAL HEALTHCARE                                                  608,975
                                                                          -----------
            HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (0.2%)
    75,000  D.R. Horton, Inc., 10%, due 04/15/06                               76,500
    75,000  WCI Communities, Inc., (144A), 10.625%, due 02/15/11               78,375*+
                                                                          -----------
            TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                 154,875
                                                                          -----------
            HOUSEHOLD PRODUCTS (0.1%)
    25,000  Home Interiors & Gifts, Inc., 10.125%, due 06/01/08                10,000
    75,000  Playtex Products, Inc., 9%, due 12/15/03                           75,750+
                                                                          -----------
            TOTAL HOUSEHOLD PRODUCTS                                           85,750
                                                                          -----------
            INSURANCE (1.4%)
   500,000  American General Corp., 5.9%, due 01/15/03                        506,800
   500,000  American General Corp., 7.5%, due 08/11/10                        536,065
                                                                          -----------
            TOTAL INSURANCE                                                 1,042,865
                                                                          -----------
            MACHINERY (0.7%)
   125,000  AGCO Corp., (144A), 9.5%, due 05/01/08                            124,375*
   125,000  Grant Prideco, Inc., 9.625%, due 12/01/07                         131,562
   250,000  United Tech Corp., 7.5%, due 09/15/29                             264,683
                                                                          -----------
            TOTAL MACHINERY                                                   520,620
                                                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                                     VALUE
----------                                                                -----------
            MEDIA--BROADCASTING & PUBLISHING (2.8%)
$   75,000  American Media Operations, Inc., 10.25%, due 05/01/09         $    77,625
   100,000  Charter Communications, Inc., 8.625%, due 04/01/09                 97,500
    75,000  Classic Cable, Inc., 9.375%, due 08/01/09                          27,000
   600,000  Clear Channel Communications, Inc., 7.25%, due 09/15/03           617,952
   250,000  Comcast Cable Communications Corp., 6.75%, due 01/30/11           245,213
    25,000  Hollinger International Publishing, Inc., 9.25%, due
              03/15/07                                                         25,750
    75,000  Insight Communications Co., (144A), 0%, due 02/15/11               42,000*
    25,000  Primedia, Inc., 7.625%, due 04/01/08                               23,500
    50,000  Sinclair Broadcasting Group, Inc., 9%, due 07/15/07                46,500
   100,000  Spanish Broadcasting System, Inc., 9.625%, due 11/01/09            92,000
    25,000  STC Broadcasting, Inc., 11%, due 03/15/07                          23,250
   500,000  Time Warner Entertainment, Inc., 7.25%, due 09/01/08              516,470
   300,000  UIH Australia/Pacific, Inc., 0%, due 05/15/06                     141,000
    50,000  WRC Media Corp., 12.75%, due 11/15/09                              45,000
    75,000  Young Broadcasting, Inc., (144A), 10%, due 03/01/11                72,750*+
                                                                          -----------
            TOTAL MEDIA--BROADCASTING & PUBLISHING                          2,093,510
                                                                          -----------
            METALS (1.1%)
   600,000  Alcoa, Inc., 7.375%, due 08/01/10                                 640,608
   175,000  International Wire Group, Inc., 11.75%, due 06/01/05              175,000
   100,000  Neenah Corp., 11.125%, due 05/01/07                                49,500
    40,000  Wheeling Pittsburgh Corp., 9.25%, due 11/15/07                      1,200**#
                                                                          -----------
            TOTAL METALS                                                      866,308
                                                                          -----------
            PAPER & FOREST PRODUCTS (1.4%)
    25,000  Caraustar Industries, Inc., (144A), 9.875%, due 04/01/11           23,000*
   100,000  Packaging Corp. of North America, 9.625%, due 04/01/09            107,250
   150,000  Riverwood International Corp., 10.625%, due 08/01/07              153,750
   125,000  Stone Container Corp., (144A), 9.25%, due 02/01/08                128,125*
   375,000  Stone Container Corp., (144A), 9.75%, due 02/01/11                388,125*
   225,000  Tembec Industries, Inc., 8.5%, due 02/01/11                       231,750
                                                                          -----------
            TOTAL PAPER & FOREST PRODUCTS                                   1,032,000
                                                                          -----------
            POLLUTION CONTROL (0.2%)
   100,000  Allied Waste Industries, Inc., (144A), 8.875%, due 04/01/08       103,000*
    75,000  Allied Waste North America, Inc., 7.875%, due 01/01/09             73,875
    50,000  Safety-Kleen Corp., 9.25%, due 05/15/09                               500**#
    50,000  Safety-Kleen Services, Inc., 9.25%, due 06/01/08                      500#
                                                                          -----------
            TOTAL POLLUTION CONTROL                                           177,875
                                                                          -----------
            RETAIL (0.6%)
   500,000  Target Corp., 6.65%, due 08/01/28                                 468,480
                                                                          -----------
            TELECOMMUNICATIONS (3.1%)
    75,000  Alliance Atlantis Communications Corp., 13%, due 12/15/09          80,625
    75,000  American Cellular Corp., (144A), 9.5%, due 10/15/09                72,938*
   150,000  American Tower Corp., 9.375%, due 02/01/09                        148,500+
   100,000  Crown Castle International Corp., 10.75%, due 08/01/11            106,250+
    50,000  Echostar Communications Corp., 10.375%, due 10/01/07               51,625

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
8

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

PRINCIPAL
  AMOUNT                                                                     VALUE
----------                                                                -----------
            TELECOMMUNICATIONS (CONTINUED)
$  200,000  Exodus Communications, Inc., 11.625%, due 07/15/10            $   157,000
   100,000  Insight Midwest, LP, (144A), 10.5%, due 11/01/10                  108,000*
   275,000  Level 3 Communications, Inc., 9.125%, due 05/01/08                178,750
   100,000  McLeodUSA, Inc., 11.5%, due 05/01/09                               85,000
   350,000  Nextel Communications, Inc., 9.375%, due 11/15/09                 297,500
   100,000  Nextlink Communications, Inc., 10.75%, due 06/01/09                49,000+
   300,000  Nortel Networks Corp., 6.125%, due 02/15/06                       286,074+
   100,000  Northern Telecom Capital Corp., 7.4%, due 06/15/06                100,000
    75,000  Primus Telecom Group, Inc., 12.75%, due 10/15/09                   15,000
    75,000  RCN Corp., 0%, due 02/15/08                                        13,500
   100,000  SBA Communications Corp., (144A), 10.25%, due 02/01/09             99,500*
   300,000  Telefonica Europe BV, 8.25%, due 09/15/30                         309,468
   160,000  U.S. West Capital Funding, Inc., 6.25%, due 07/15/05              158,312
    75,000  Worldwide Fiber, Inc., 12.5%, due 12/15/05                         10,125
                                                                          -----------
            TOTAL TELECOMMUNICATIONS                                        2,327,167
                                                                          -----------
            TELEPHONE COMMUNICATIONS, EXC. RADIO (1.1%)
    75,000  AT&T Wireless Group, (144A), 7.875%, due 03/01/11                  75,309*
   250,000  Qwest Capital Funding, Inc., 6.875%, due 07/15/28                 220,738
   500,000  Sprint Capital Corp., 7.125%, due 01/30/06                        501,445
                                                                          -----------
            TOTAL TELEPHONE COMMUNICATIONS, EXC. RADIO                        797,492
                                                                          -----------
            TEXTILES, CLOTHING & FABRICS (0.0%)
    50,000  Westpoint Stevens, Inc., 7.875%, due 06/15/08                      29,500
                                                                          -----------
            TRANSPORTATION (0.9%)
   300,000  American Airlines, Inc., 7.024%, due 10/15/09                     305,904
   200,000  Continental Airlines, Inc., 7.056%, due 09/15/09                  201,404
   150,000  Southwest Airlines Co., 7.375%, due 03/01/27                      142,688
                                                                          -----------
            TOTAL TRANSPORTATION                                              649,996
                                                                          -----------
            UTILITIES (1.8%)
   250,000  AES Corp., 9.375%, due 09/15/10                                   258,750
   100,000  Calpine Canada Energy Finance, LLC, 8.5%, due 05/01/08             99,383
    50,000  Calpine Corp., 8.625%, due 08/15/10                                49,476
   400,000  Carolina Power & Light Corp., 5.95%, due 03/01/09                 378,836
   500,000  Florida Power & Light Co., 6.875%, due 12/01/05                   515,890+
    75,000  TNP Enterprises, Inc., (144A), 10.25%, due 04/01/10                81,000*
                                                                          -----------
            TOTAL UTILITIES                                                 1,383,335
                                                                          -----------
            TOTAL CORPORATE BONDS (COST: $26,687,080) (35.0%)              26,309,811
                                                                          -----------
            ASSET BACKED SECURITIES (0.4%)
    69,418  Southern Pacific Secured Assets Corp. (97-3-A4), 6.66%, due
              06/25/24                                                         69,975
   250,000  Standard Credit Card Trust (93-2-A), 5.95%, due 10/07/04          253,115
                                                                          -----------
            TOTAL ASSET BACKED SECURITIES (COST: $316,414)                    323,090
                                                                          -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS (29.3%)
 1,505,701  ABN Amro Mortgage Corp. (98-4-A6), 6.75%, due 11/25/28 (TAC)    1,446,375

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
9

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                                     VALUE
----------                                                                -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  239,195  Bear Stearns Mortgage Securities, Inc. (97-2-A2), 6.5%, due
              04/28/24                                                    $   244,203
   122,455  Bear Stearns Mortgage Securities, Inc. (97-2-A5), 6.875%,
              due 01/28/24                                                    120,619
   409,056  Citicorp Mortgage Securities (98-5-A1), 6.75%, due 03/25/25       398,139
 2,637,033  Federal Home Loan Mortgage Corp. (1468-ZA), 7%, due 02/15/22
              (PAC)                                                         2,665,091
    41,429  Federal Home Loan Mortgage Corp. (1578-O), 7%, due 09/15/23
              (PAC)                                                            41,621
   781,000  Federal Home Loan Mortgage Corp. (1588-QD), 6.5%, due
              09/15/23 (PAC)                                                  754,735
   450,000  Federal Home Loan Mortgage Corp. (1944-GB), 7.5%, due
              04/17/24                                                        464,639
 1,000,000  Federal Home Loan Mortgage Corp. (2018-H), 6.5%, due
              01/15/28 (PAC)                                                  955,330
 1,000,000  Federal Home Loan Mortgage Corp. (2043-CH), 6%, due 08/15/26
              (PAC)                                                           955,150
 1,000,000  Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due
              10/15/27 (PAC)                                                  878,830
   500,000  Federal Home Loan Mortgage Corp. (2063-PV), 6.25%, due
              10/15/26 (PAC)                                                  485,170
 2,000,000  Federal Home Loan Mortgage Corp. (2151-JE), 6%, due 01/15/27    1,866,284
 3,000,000  Federal Home Loan Mortgage Corp. (2227-QB), 7.5%, due
              10/15/27 (PAC)                                                3,088,183
    14,649  Federal Home Loan Mortgage Corp.-Government National
              Mortgage Association (41-K), 8%, due 04/25/24 (TAC)              14,925
   503,041  Federal National Mortgage Association (94-2-N), 6.5%, due
              01/25/24 (TAC)                                                  506,683
   287,112  Federal National Mortgage Association (G3-40-ZC), 6.5%, due
              12/25/23                                                        278,582
 1,436,582  Financial Asset Securitization, Inc. (97-NAM1-A4), 7.75%,
              due 05/25/27                                                  1,464,548
 1,000,000  GE Capital Mortgage Services, Inc. (99-15-A12), 7%, due
              08/25/29                                                      1,010,610
   349,169  Norwest Asset Securities Corp. (97-15-A1), 6.75%, due
              10/25/12                                                        358,223
   960,652  Norwest Asset Securities Corp. (97-8-A4), 7.5%, due 06/25/27      977,284
 1,972,495  Norwest Asset Securities Corp. (98-20-A10), 6.75%, due
              09/25/28                                                      1,980,267
   350,000  Residential Funding Mortgage Securities I (97-S2-A7), 7%,
              due 12/25/27                                                    352,758
   455,658  Residential Funding Mortgage Securities I (97-S5-A2), 7.5%,
              due 04/25/27                                                    463,919
   400,000  Residential Funding Mortgage Securities I (98-S8-A3), 6.5%,
              due 04/25/28                                                    387,000
                                                                          -----------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (COST: $21,667,100)                                          22,159,168
                                                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

  PRINCIPAL
   AMOUNT      FIXED INCOME SECURITIES                                          VALUE
-------------  -----------------------                                       -----------
               FOREIGN GOVERNMENT BONDS & NOTES (9.8%)
CAD   720,000  Canada (Government of), 5%, due 09/01/04                      $   460,294
CAD   125,000  Canada (Government of), 5.5%, due 06/01/10                         80,752
EUR 1,450,000  Federal Republic of Germany, 5.25%, due 01/04/08                1,310,291
EUR 1,606,000  French O.A.T., 5.25%, due 04/25/08                              1,444,567
EUR   150,000  Government of Portugal, 5.375%, due 06/23/08                      134,297
EUR   240,000  Hellenic Republic, 6%, due 02/19/06                               220,579
EUR    69,000  Hypothekenbk In Essen (Germany), 4.25%, due 07/06/09               56,358
EUR   810,000  Italian Government Bond, 5%, due 05/01/08                         711,412
EUR   175,000  Kingdom of Belgium, 6.25%, due 03/28/28                           164,098
DKK   680,000  Kingdom of Denmark, 7%, due 12/15/04                               85,669
SEK  1,495,000 Kingdom of Sweden, 5%, due 01/15/04                               147,419
AUD    55,000  New South Wales Treasury Corp., 5.5%, due 10/01/02                 28,350
$     200,000  Province of Manitoba (Canada), 5.5%, due 10/01/08                 195,250
      450,000  Province of Quebec (Canada), 5.5%, due 04/11/06                   443,538+
      200,000  Province of Quebec (Canada), 7%, due 01/30/07                     210,678
EUR   210,000  Republic of Ireland, 4%, due 04/18/10                             169,654
EUR   750,000  Spain (Government of), 5.15%, due 07/30/09                        660,577
$     400,000  The Dominion of New Zealand, 8.75%, due 12/15/06                  440,440
GBP    75,000  United Kingdom Treasury Strip, 7%, due 06/07/02                   109,582
$     300,000  United Mexican States Global Bond, 9.875%, due 02/01/10           323,250
                                                                             -----------
               TOTAL FOREIGN GOVERNMENT BONDS & NOTES
                 (COST: $7,935,205)                                            7,397,055
                                                                             -----------
               U.S. GOVERNMENT AGENCY OBLIGATIONS (10.3%)
$     700,000  Federal Home Loan Mortgage Corp., 5.75%, due 07/15/03             714,784
      600,000  Federal Home Loan Mortgage Corp., 6.25%, due 10/15/02             614,545
      811,004  Federal Home Loan Mortgage Corp., Pool #786793, 6.984%, due
                 10/01/29                                                        827,224
      850,000  Federal National Mortgage Association, 6%, due 05/15/08           858,781
      900,000  Federal National Mortgage Association, 6.5%, due 04/29/09         895,446
    2,000,000  Federal National Mortgage Association, 6.625%, due 01/15/02     2,029,525
      766,382  Federal National Mortgage Association, Pool #539431, 6.51%,
                 due 06/01/30                                                    768,849
    1,100,000  Student Loan Marketing Association, 4.75%, due 04/23/04         1,094,907
                                                                             -----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST: $7,622,949)     7,804,061
                                                                             -----------
               U.S. TREASURY BONDS (7.7%)
      450,000  United States Treasury Bonds, 4.75%, due 02/15/04                 451,944
      900,000  United States Treasury Bonds, 6.125%, due 11/15/27                924,651
      450,000  United States Treasury Bonds, 6.25%, due 05/15/30                 475,056+
    1,100,000  United States Treasury Bonds, 8%, due 11/15/21                  1,370,270
    1,400,000  United States Treasury Bonds, 8.5%, due 02/15/20                1,810,942
      600,000  United States Treasury Bonds, 12%, due 08/15/13                   838,338
                                                                             -----------
               TOTAL U.S. TREASURY BONDS (COST: $5,866,000)                    5,871,201
                                                                             -----------
               U.S. TREASURY NOTES (1.8%)
      300,000  United States Treasury Notes, 4.625%, due 02/28/03                301,563
      300,000  United States Treasury Notes, 5.75%, due 11/15/05                 310,407

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
11

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

  PRINCIPAL
   AMOUNT                                                                       VALUE
-------------                                                                -----------
               U.S. TREASURY NOTES (CONTINUED)
$     150,000  United States Treasury Notes, 5.875%, due 10/31/01            $   151,289
      600,000  United States Treasury Notes, 6%, due 08/15/09                    625,875
                                                                             -----------
               TOTAL U.S. TREASURY NOTES (COST: $1,388,840)                    1,389,134
                                                                             -----------
               TOTAL FIXED INCOME SECURITIES (COST: $71,483,588) (94.3%)      71,253,520
                                                                             -----------

  NUMBER OF
   SHARES,
  WARRANTS,
  OR RIGHTS    EQUITY SECURITIES
-------------  -----------------
          220  Insilco Corp., Warrants, expire 08/15/07                               --**
          225  Travel Centers of America, Inc., Warrants, expire 05/01/09          2,250
           67  WRC Media Corp., Common Stock                                          --**
                                                                             -----------
               TOTAL EQUITY SECURITIES (COST: $0) (0.0%)                           2,250
                                                                             -----------

  PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS
-------------  ----------------------
$     280,209  American Express Co., 4.43%, due 05/30/01                         280,209***
      350,261  Bank of Nova Scotia, 5%, due 05/16/01                             350,261***
      210,157  Den Danske, 4.563%, due 05/07/01                                  210,157***
      350,261  Dreyfus Money Market Fund, 4.752%, due 05/01/01                   350,261***
      277,976  Fleet National Bank, 4.768%, due 10/31/01                         277,976***
    1,348,854  Foreign Currency Call Accounts                                  1,215,885
      140,105  General Motors Acceptance Corp., 4.76%, due 03/08/02              140,105***
       70,052  Harris Bank Trust, 4.5%, due 05/11/01                              70,052***
    2,819,997  Investors Bank & Trust Depository Reserve, 3.25%, due
                 05/01/01                                                      2,819,997
      417,756  Merrimac Money Market Fund, 4.794%, due 05/01/01                  417,756***
      420,314  Royal Bank of Scotland, 4.531%, due 05/07/01                      420,314***
      280,209  Royal Bank of Scotland, 5%, due 05/07/01                          280,209***
                                                                             -----------
               TOTAL SHORT-TERM INVESTMENTS (COST: $6,966,151) (9.1%)          6,833,182
                                                                             -----------
               TOTAL INVESTMENTS (COST: $78,449,739) (103.4%)                 78,088,952
               LIABILITIES IN EXCESS OF OTHER ASSETS (-3.4%)                  (2,542,805)
                                                                             -----------
               NET ASSETS (100.0%)                                           $75,546,147
                                                                             ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

AUD - AUSTRALIAN DOLLAR.
CAD - CANADIAN DOLLAR.
DKK - DANISH KRONE.
EUR - EURO CURRENCY.
GBP - BRITISH POUND STERLING.
SEK - SWEDISH KRONA.
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.
  *  RESTRICTED SECURITY (NOTE 9).
 **  NON-INCOME PRODUCING.
***  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
  #  COMPANY IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
12

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                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

PRINCIPAL
 AMOUNT    FIXED INCOME SECURITIES                                         VALUE
---------  -----------------------                                       ----------
           ADVERTISING (1.4% OF NET ASSETS)
$ 20,000   Interpublic Group of Companies, Inc., 1.87%, due 06/01/06     $   17,100*
  10,000   Lamar Advertising Co., 5.25%, due 09/15/06                        10,525
                                                                         ----------
           TOTAL ADVERTISING                                                 27,625
                                                                         ----------
           BANKING & FINANCIAL SERVICES (5.1%)
  30,000   E*TRADE Group, Inc., 6%, due 02/01/07                             20,550
  25,000   GS Escrow Corp., (144A), 7.125%, due 08/01/05                     24,231**
  25,000   Host Marriott Corp., 9.25%, due 10/01/07                          25,750
  10,000   Lehman Brothers Holdings, Inc., 0%, due 07/06/04                   8,900
  10,000   Lehman Brothers Holdings, Inc., 0.25%, due 02/02/06                8,900
  10,000   Providian Financial Corp., 3.25%, due 08/15/05                    10,125
                                                                         ----------
           TOTAL BANKING & FINANCIAL SERVICES                                98,456
                                                                         ----------
           BUILDING MATERIALS (1.4%)
  30,000   American International Group, Exchangeable Home Depot, Inc.,
             (144A), 1%, due 02/14/06                                        27,525**
                                                                         ----------
           CHEMICALS (1.3%)
  25,000   Lyondell Chemical Companies, Inc., 10.875%, due 05/01/09          25,437
                                                                         ----------
           COMMERCIAL SERVICES (1.9%)
  25,000   Allied Waste North America, 10%, due 08/01/09                     25,844
  15,000   Quanta Services, Inc., 4%, due 07/01/07                           11,437
                                                                         ----------
           TOTAL COMMERCIAL SERVICES                                         37,281
                                                                         ----------
           COMMUNICATIONS (0.4%)
   3,000   Deutsche Bank AG, Exchangeable Nortel Networks Corp., 7.25%,
             due 02/02/02                                                     6,937
                                                                         ----------
           COMPUTER SERVICES (2.6%)
  25,000   Anteon Corp., 12%, due 05/15/09                                   24,062
  15,000   CheckFree Holdings Corp., 6.5%, due 12/01/06                      13,219
   5,000   Mercury Interactive Corp., 4.75%, due 07/01/07                     4,550
  10,000   Mercury Interactive Corp., (144A), 4.75%, due 07/01/07             9,100**
                                                                         ----------
           TOTAL COMPUTER SERVICES                                           50,931
                                                                         ----------
           COMPUTER SOFTWARE (3.2%)
  15,000   BEA Systems, Inc., 4%, due 12/15/06                               21,112
  10,000   Jabil Circuit, Inc., 1.75%, due 05/15/21                          10,306
  10,000   Rational Software Corp., 5%, due 02/01/07                          9,850
  10,000   Siebel Systems, Inc., 5.5%, due 09/15/06                          21,100
                                                                         ----------
           TOTAL COMPUTER SOFTWARE                                           62,368
                                                                         ----------
           CONSTRUCTION (1.0%)
  25,000   Atrium Companies, Inc., 10.5%, due 05/01/09                       19,625
                                                                         ----------
           CONTAINERS & PACKAGING (1.1%)
  25,000   BWAY Corp., 10.25%, due 04/15/07                                  21,250
                                                                         ----------
           ELECTRONICS (13.7%)
  15,000   Amkor Technologies, Inc., 5%, due 03/15/07                        11,944
  25,000   Amkor Technologies, Inc., 10.5%, due 05/01/09                     23,750
  35,000   Arrow Electronics, Inc., 0%, due 02/21/21                         15,881
  30,000   ASM Lithography Holding N.V., (144A), 4.25%, due 11/30/04         30,750**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
13

TCW GALILEO FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT                                                                    VALUE
---------                                                                ----------
           ELECTRONICS (CONTINUED)
$ 55,000   Celestica, Inc., 0%, due 08/01/20                             $   24,612
  25,000   Fairchild Semiconductor Corp., (144A), 10.5%, due 02/01/09        24,375**
  25,000   International Wire Group, Inc., 11.75%, due 06/01/05              25,000
  10,000   LSI Logic Corp., 4.25%, due 03/15/04                              14,700
  10,000   Morgan Stanley International, Ltd., (144A), Exchangeable
             Corning, Inc., 0%, due 10/25/05                                  6,700**
  20,000   Sanmina Corp., (144A), 4.25%, due 05/01/04                        29,275**
  40,000   Solectron Corp., 0%, due 01/27/19                                 20,900
   5,000   TranSwitch Corp., (144A), 4.5%, due 09/12/05                       3,762**
   5,000   UBS AG, Exchangeable TranSwitch Corp., 14%, due 04/25/02           5,744
  35,000   Vitesse Semiconductor Corp., 4%, due 03/15/05                     27,912
                                                                         ----------
           TOTAL ELECTRONICS                                                265,305
                                                                         ----------
           ENERGY & OIL SERVICES (1.4%)
  10,000   Deutsche Bank AG, (144A), Exchangeable Enron Corp., 0%, due
             11/18/04                                                        14,281**
  10,000   Kerr-McGee Corp., 5.25%, due 02/15/10                             13,325
                                                                         ----------
           TOTAL ENERGY & OIL SERVICES                                       27,606
                                                                         ----------
           ENTERTAINMENT & LEISURE (0.9%)
  25,000   Trump Atlantic City Associates, 11.25%, due 05/01/06              16,375
                                                                         ----------
           FOODS, HOTELS & RESTAURANTS (1.2%)
  25,000   DiGiorgio Corp., 10%, due 06/15/07                                23,125
                                                                         ----------
           HEALTHCARE (3.4%)
  15,000   Sunrise Assisted Living, Inc., 5.5%, due 06/15/02                 14,719
  50,000   Tenet Healthcare Corp., 8.125%, due 12/01/08                      51,875
                                                                         ----------
           TOTAL HEALTHCARE                                                  66,594
                                                                         ----------
           INDUSTRIAL--DIVERSIFIED (1.0%)
  30,000   SPX Corp., (144A), 0%, due 02/06/21                               19,050**
                                                                         ----------
           INSURANCE (1.3%)
  20,000   American International Group, Inc., 0.5%, due 05/15/07            20,000
   5,000   First American Corp., (144A), 4.5%, due 04/15/08                   5,150**
                                                                         ----------
           TOTAL INSURANCE                                                   25,150
                                                                         ----------
           MACHINERY (1.4%)
  25,000   Grant Prideco, Inc., 9.625%, due 12/01/07                         26,375
                                                                         ----------
           MEDIA--BROADCASTING & PUBLISHING (5.7%)
  20,000   Adelphia Communications Corp., 6%, due 02/15/06                   18,375
  10,000   Charter Communications, Inc., (144A), 5.75%, due 10/15/05         12,263**
  10,000   Ciena Corp., 3.75%, due 02/01/08                                   8,744
  15,000   Comverse Technology, Inc., (144A), 1.5%, due 12/01/05             13,425**
  25,000   News America, Inc., (144A), 0%, due 02/28/21                      12,813**
  50,000   Von Hoffmann Press, Inc., (144A), 10.875%, due 05/15/07           45,063**
                                                                         ----------
           TOTAL MEDIA--BROADCASTING & PUBLISHING                           110,683
                                                                         ----------
           METALS (1.3%)
  25,000   AK Steel Corp., 9.125%, due 12/15/06                              25,500
                                                                         ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

PRINCIPAL
 AMOUNT                                                                    VALUE
---------                                                                ----------
           PAPER & FOREST PRODUCTS (2.7%)
$ 25,000   Packaging Corp. of North America, 9.625%, due 04/01/09        $   26,875
  25,000   Riverwood International Corp., 10.25%, due 04/01/06               25,500
                                                                         ----------
           TOTAL PAPER & FOREST PRODUCTS                                     52,375
                                                                         ----------
           PHARMACEUTICALS (1.5%)
  40,000   Roche Holdings, Inc., Exchangeable Genentech, Inc., (144A),
             0%, due 01/19/15                                                29,700**
                                                                         ----------
           TELECOMMUNICATIONS (21.2%)
  20,000   American Tower Corp., 2.25%, due 10/15/09                         19,600
  10,000   China Mobile, Ltd., 2.25%, due 11/03/05                           10,075*
  20,000   Echostar Communications Corp., 4.875%, due 01/01/07               18,625
  50,000   Echostar Communications Corp., 10.375%, due 10/01/07              51,625
  10,000   Exchangeable Certificates Corp., (144A), 0.25%, due 07/17/06       9,306**
  20,000   Exodus Communications, Inc., 5.25%, due 02/15/08                  13,225
  25,000   Exodus Communications, Inc., 11.625%, due 07/15/10                19,750
  45,000   Jacor Communications, Inc., Exchangeable Clear Channel
             Communications, Inc., 0%, due 06/12/11                          39,994
  35,000   Juniper Networks, Inc., 4.75%, due 03/15/07                       28,131
  25,000   Level 3 Communications, Inc., 9.125%, due 05/01/08                16,125
  25,000   McLeodUSA, Inc., 11.5%, due 05/01/09                              21,500
  35,000   Merrill Lynch & Company, Inc., Exchangeable Time Warner,
             Inc., 0.25%, due 05/10/06                                       36,838
  25,000   Nextel Communications, Inc., 4.75%, due 07/01/07                  24,125
  25,000   Nextel Communications, Inc., 9.375%, due 11/15/09                 20,688
  25,000   Nextlink Communications, Inc., 10.75%, due 06/01/09               12,375
  15,000   ONI Systems Corp., 5%, due 10/15/05                               12,150
  15,000   Redback Networks, Inc., 5%, due 04/01/07                           9,694
  25,000   SBA Communications Corp., (144A), 10.25%, due 02/01/09            24,750**
  15,000   Telefonos de Mexico, S.A. de C.V., 4.25%, due 06/15/04            19,256
  25,000   Worldwide Fiber, Inc., 12.5%, due 12/15/05                         3,250
                                                                         ----------
           TOTAL TELECOMMUNICATIONS                                         411,082
                                                                         ----------
           TEXTILES, CLOTHING & FABRICS (1.5%)
  50,000   Westpoint Stevens, Inc., 7.875%, due 06/15/05                     29,625
                                                                         ----------
           TRANSPORTATION (0.6%)
  10,000   United Parcel Service, Inc., 1.75%, due 09/27/07                  10,413
                                                                         ----------
           UTILITIES (2.7%)
  50,000   AES Corp., 9.375%, due 09/15/10                                   51,875
                                                                         ----------
           TOTAL FIXED INCOME SECURITIES (COST: $1,621,465) (80.9%)       1,568,268
                                                                         ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
15

TCW GALILEO FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
 SHARES    EQUITY SECURITIES                                               VALUE
---------  -----------------                                             ----------
           CONVERTIBLE PREFERRED STOCK
           BANKING & FINANCIAL SERVICES (1.5%)
     410   CNB Capital Trust, $1.50                                      $   14,350
     250   Goldman Sachs Group, Inc., Exchangeable Yahoo!, Inc., $5.154       5,585*
     200   Washington Mutual, Inc., (144A), $35.79                           10,150***
                                                                         ----------
           TOTAL BANKING & FINANCIAL SERVICES                                30,085
                                                                         ----------
           COMMUNICATIONS (0.4%)
     280   Titan Capital Trust, $2.875                                        8,120*
                                                                         ----------
           MEDIA--BROADCASTING & PUBLISHING (0.6%)
     200   Cox Communications, Inc., $3.50                                   12,400
                                                                         ----------
           RETAIL (0.6%)
     340   Dollar General Corp., $3.352                                      10,880
                                                                         ----------
           TELECOMMUNICATIONS (2.3%)
     170   Global Crossing Ltd., $16.875                                     24,416
     590   MediaOne Group, Inc., Exchangeable Vodafone AirTouch PLC,
             $3.041                                                          19,411
                                                                         ----------
           TOTAL TELECOMMUNICATIONS                                          43,827
                                                                         ----------
           UTILITIES (1.7%)
     200   Alliant Energy Corp., (144A), $4.91                                9,425***
     160   Calpine Capital Trust III, $2.50                                  11,820*
     140   Mirant Trust, $3.125                                              11,480
                                                                         ----------
           TOTAL UTILITIES                                                   32,725
                                                                         ----------
           TOTAL CONVERTIBLE PREFERRED STOCK (COST: $142,273) (7.1%)        138,037
                                                                         ----------

           COMMON STOCK (COST: $523) (0.0%)
           MEDIA--BROADCASTING & PUBLISHING (0.0%)
      14   News Corporation, Ltd. (ADR)                                         537
                                                                         ----------
           TOTAL EQUITY SECURITIES (COST: $142,796) (7.1%)                  138,574
                                                                         ----------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS (COST: $186,440) (9.6%)
---------  ----------------------------------------------
$186,440   Investors Bank & Trust Depository Reserve, 3.25%, due
             05/01/01                                                       186,440
                                                                         ----------
           TOTAL INVESTMENTS (COST: $1,950,701) (97.6%)                   1,893,282
           EXCESS OF OTHER ASSETS OVER LIABILITIES (2.4%)                    46,307
                                                                         ----------
           NET ASSETS (100.0%)                                           $1,939,589
                                                                         ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  RESTRICTED SECURITY (NOTE 9).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

TCW GALILEO HIGH YIELD BOND FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

 PRINCIPAL
  AMOUNT     FIXED INCOME SECURITIES                                          VALUE
-----------  -----------------------                                       ------------

             ADVERTISING (0.6% OF NET ASSETS)
$ 1,495,000  Adams Outdoor Advertising, LP, 10.75%, due 03/15/06           $  1,539,850
                                                                           ------------
             AEROSPACE/DEFENSE (1.4%)
    400,000  BE Aerospace, Inc., 8%, due 03/01/08                               384,000
  1,795,000  BE Aerospace, Inc., 9.5%, due 11/01/08                           1,830,900+
  1,400,000  Sequa Corp., (144A), 8.875%, due 04/01/08                        1,403,500*
                                                                           ------------
             TOTAL AEROSPACE/DEFENSE                                          3,618,400
                                                                           ------------
             AUTOMOTIVE (1.7%)
    925,000  American Axle & Manufacturing Holdings, Inc., 9.75%, due
               03/01/09                                                         911,125+
    600,000  Hayes Lemmerz International, Inc., 8.25%, due 12/15/08             450,000
    970,000  Hayes Lemmerz International, Inc., 9.125%, due 07/15/07            795,400
    250,000  Hayes Lemmerz International, Inc., 11%, due 07/15/06               225,000
    350,000  JL French Automotive Castings, Inc., 11.5%, due 06/01/09           157,500
  1,500,000  Lear Corp., 8.11%, due 05/15/09                                  1,494,525
    170,000  Navistar International Corp., 8%, due 02/01/08                     157,250
                                                                           ------------
             TOTAL AUTOMOTIVE                                                 4,190,800
                                                                           ------------
             BANKING & FINANCIAL SERVICES (2.9%)
  1,225,000  AmeriCredit Corp., 9.875%, due 04/15/06                          1,237,250+
    165,000  Chevy Chase Savings Bank, 9.25%, due 12/01/05                      163,762
     55,000  Chevy Chase Savings Bank, 9.25%, due 12/01/08                       54,312
  1,245,000  Forest City Enterprises, Inc., 8.5%, due 03/15/08                1,182,750
    750,000  GS Escrow Corp., (144A), 7.125%, due 08/01/05                      724,350*
  1,425,000  Metris Companies, Inc., 10.125%, due 07/15/06                    1,296,750
  2,500,000  Sovereign Bancorp, Inc., 8.625%, due 03/15/04                    2,532,075
                                                                           ------------
             TOTAL BANKING & FINANCIAL SERVICES                               7,191,249
                                                                           ------------
             BEVERAGES, FOOD & TOBACCO (0.2%)
    400,000  Hercules, Inc., 11.125%, due 11/15/07                              408,000
                                                                           ------------
             BUILDING MATERIALS (1.1%)
    135,000  Building Materials Corp., 8.625%, due 12/15/06                      76,275
    700,000  Juno Lighting, Inc., 11.875%, due 07/01/09                         658,000+
    500,000  NCI Building Systems, Inc., 9.25%, due 05/01/09                    455,000
    600,000  Nortek, Inc., 9.25%, due 03/15/07                                  585,000
    225,000  Nortek, Inc., 9.875%, due 03/01/04                                 225,000+
    950,000  U.S. Industries, Inc., 7.125%, due 10/15/03                        874,000
                                                                           ------------
             TOTAL BUILDING MATERIALS                                         2,873,275
                                                                           ------------
             CHEMICALS (3.3%)
    175,000  General Chemical Industrial Products, 10.625%, due 05/01/09         99,750
  1,000,000  Gentek, Inc., 11%, due 08/01/09                                    995,000
    490,000  Huntsman ICI Chemicals, LLC, 10.125%, due 07/01/09                 499,800
    915,000  Huntsman Industries/Specialty Chemical Corp., (144A), 9.5%,
               due 07/01/07                                                     686,250*+
  1,550,000  ISP Holdings, Inc., 9%, due 10/15/03                             1,441,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
17

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                                      VALUE
-----------                                                                ------------
             CHEMICALS (CONTINUED)
$ 1,450,000  Lyondell Chemical Companies, Inc., 9.625%, due 05/01/07       $  1,500,750
    635,000  Lyondell Chemical Companies, Inc., 10.875%, due 05/01/09           652,462
    750,000  PMD Group, Inc., (144A), 11%, due 02/28/11                         772,500*
  1,030,000  Polymer Group, Inc., 8.75%, due 03/01/08                           381,100
    425,000  Sterling Chemicals, Inc., 12.375%, due 07/15/06                    331,500+
  1,215,000  Texas Petrochemicals Corp., 11.125%, due 07/01/06                1,032,750
                                                                           ------------
             TOTAL CHEMICALS                                                  8,393,362
                                                                           ------------
             COMMERCIAL SERVICES (3.6%)
  3,635,000  Allied Waste North America, 10%, due 08/01/09                    3,744,050
     35,000  Anthony Crane Rentals, LP, 10.375%, due 08/01/08                    15,400
    825,000  Avis Rent A Car, Inc., 11%, due 05/01/09                           932,250
  1,200,000  Iron Mountain, Inc., 8.625%, due 04/01/13                        1,206,000
  1,300,000  Stericycle, Inc., 12.375%, due 11/15/09                          1,384,500+
    275,000  United Rentals, Inc., 8.8%, due 08/15/08                           237,187
    775,000  United Rentals, Inc., 9.25%, due 01/15/09                          674,250+
    175,000  United Rentals, Inc., 9.5%, due 06/01/08                           155,750
    690,000  Williams Scotsman, Inc., 9.875%, due 06/01/07                      593,400
                                                                           ------------
             TOTAL COMMERCIAL SERVICES                                        8,942,787
                                                                           ------------
             COMPUTER SERVICES (0.8%)
  1,150,000  Anteon Corp., 12%, due 05/15/09                                  1,104,000
    680,000  infoUSA, Inc., 9.5%, due 06/15/08                                  462,400
     28,000  PSINet, Inc., 10%, due 02/15/05                                      2,100
  1,950,000  PSINet, Inc., 10.5%, due 12/01/06                                  146,250
  2,145,000  PSINet, Inc., 11%, due 08/01/09                                    160,875
                                                                           ------------
             TOTAL COMPUTER SERVICES                                          1,875,625
                                                                           ------------
             CONGLOMERATES (0.2%)
    620,000  Insilco Corp., 12%, due 08/15/07                                   496,000
                                                                           ------------
             CONSTRUCTION (0.9%)
  1,325,000  Atrium Companies, Inc., 10.5%, due 05/01/09                      1,099,750
    150,000  Hovnanian Enterprises, Inc., 9.125%, due 05/01/09                  145,500
    505,000  Lennar Corp., (144A), 9.95%, due 05/01/10                          551,712*
    460,000  Standard Pacific Corp., 8%, due 02/15/08                           442,175
                                                                           ------------
             TOTAL CONSTRUCTION                                               2,239,137
                                                                           ------------
             CONTAINERS & PACKAGING (1.8%)
    950,000  Anchor Glass Container Corp., 9.875%, due 03/15/08                 522,500
    930,000  BWAY Corp., 10.25%, due 04/15/07                                   790,500
    325,000  Consolidated Container Companies, LLC, (144A), 10.125%, due
               07/15/09                                                         325,000*
    800,000  Graham Packaging Corp., 8.75%, due 01/15/08                        568,000
    800,000  Huntsman Packaging Corp., (144A), 13%, due 06/01/10                560,000*
    100,000  Owens-Illinois, Inc., 7.15%, due 05/15/05                           82,500
    275,000  Owens-Illinois, Inc., 7.5%, due 05/15/10                           218,625
    425,000  Owens-Illinois, Inc., 8.1%, due 05/15/07                           344,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

 PRINCIPAL
  AMOUNT                                                                      VALUE
-----------                                                                ------------
             CONTAINERS & PACKAGING (CONTINUED)
$   745,000  Paperboard Industries International, Inc., 8.375%, due
               09/15/07                                                    $    640,700
    500,000  U.S. Can Corp., (144A), 12.375%, due 10/01/10                      510,000*+
                                                                           ------------
             TOTAL CONTAINERS & PACKAGING                                     4,562,075
                                                                           ------------
             ELECTRONICS (4.0%)
  1,000,000  360networks, Inc., (144A), 13%, due 05/01/08                       165,000*
    250,000  Amkor Technologies, Inc., 9.25%, due 05/01/06                      240,000+
    350,000  Amkor Technologies, Inc., 10.5%, due 05/01/09                      339,500+
  2,000,000  Amkor Technologies, Inc., (144A), 9.25%, due 02/15/08            1,930,000*
  1,050,000  BRL Universal Equipment, (144A), 8.875%, due 02/15/08            1,084,125*
  1,310,000  Communications & Power Industries, Inc., 12%, due 08/01/05         799,100
  2,000,000  Fairchild Semiconductor Corp., (144A), 10.5%, due 02/01/09       1,950,000*
  2,535,000  International Wire Group, Inc., 11.75%, due 06/01/05             2,535,000
  1,790,000  Viasystems, Inc., 9.75%, due 06/01/07                            1,091,900
                                                                           ------------
             TOTAL ELECTRONICS                                               10,134,625
                                                                           ------------
             ENERGY & OIL SERVICES (6.2%)
  1,485,000  Forest Oil Corp., 10.5%, due 01/15/06                            1,600,087
    875,000  Grey Wolf, Inc., 8.875%, due 07/01/07                              892,500
    275,000  Gulf Canada Resources, Ltd., 9.625%, due 07/01/05                  289,261
  3,140,000  Magnum Hunter Resources, Inc., 10%, due 06/01/07                 3,151,775
  2,075,000  Parker Drilling Co., 9.75%, due 11/15/06                         2,152,813
  1,175,000  Plains Resources, Inc., 10.25%, due 03/15/06                     1,186,750
  1,100,000  Pride International, Inc., 10%, due 06/01/09                     1,210,000
    875,000  R&B Falcon Corp., 9.5%, due 12/15/08                             1,025,938
  1,200,000  SESI, LLC, (144A), 8.875%, due 05/15/11                          1,208,496*
  2,975,000  Trico Marine Services, Inc., Series G, 8.5%, due 08/01/05        2,952,688
                                                                           ------------
             TOTAL ENERGY & OIL SERVICES                                     15,670,308
                                                                           ------------
             ENTERTAINMENT & LEISURE (8.6%)
  1,200,000  Anchor Gaming, 9.875%, due 10/15/08                              1,281,000+
  1,395,000  Boyd Gaming Corp., 9.25%, due 10/01/03                           1,401,975
    835,000  Cinemark USA, Inc., 9.625%, due 08/01/08                           668,000
  3,000,000  Hard Rock Hotel, Inc., 9.25%, due 04/01/05                       2,670,000
    460,000  Hollywood Park, Inc., 9.25%, due 02/15/07                          455,400
    675,000  Horseshoe Gaming Holdings, 8.625%, due 05/15/09                    678,375
  1,750,000  Imax Corp., 7.875%, due 12/01/05                                 1,015,000
  1,020,000  Marvel Enterprises, Inc., 12%, due 06/15/09                        397,800
  1,000,000  MGM Mirage, Inc., 8.375%, due 02/01/11                           1,002,500
  1,350,000  MGM Mirage, Inc., 9.75%, due 06/01/07                            1,444,500+
  1,000,000  Park Place Entertainment, Inc., 8.875%, due 09/15/08             1,022,500+
  1,675,000  Park Place Entertainment, Inc., 9.375%, due 02/15/07             1,733,625
  2,025,000  Six Flags, Inc., (144A), 9.5%, due 02/01/09                      2,106,000*
    930,000  Station Casinos, Inc., 9.75%, due 04/15/07                         962,550
  2,050,000  Station Casinos, Inc., 9.875%, due 07/01/10                      2,126,875

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
19

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                                      VALUE
-----------                                                                ------------
             ENTERTAINMENT & LEISURE (CONTINUED)
$ 1,575,000  Travel Centers of America, Inc., 12.75%, due 05/01/09         $  1,582,875
  1,500,000  Trump Atlantic City Associates, 11.25%, due 05/01/06               982,500
                                                                           ------------
             TOTAL ENTERTAINMENT & LEISURE                                   21,531,475
                                                                           ------------
             FOODS, HOTELS & RESTAURANTS (6.5%)
    950,000  Boca Resorts, Inc., 9.875%, due 04/15/09                           964,250
    750,000  Choctow Resort Development, (144A), 9.25%, due 04/01/09            767,813*
    320,000  Cott Corp., 9.375%, due 07/01/05                                   326,400
  1,025,000  DiGiorgio Corp., 10%, due 06/15/07                                 934,031
  1,000,000  Fleming Companies, Inc., 10.125%, due 04/01/08                   1,038,750
  2,450,000  Fleming Companies, Inc., 10.625%, due 07/31/07                   2,499,000+
  2,230,000  HMH Properties, Inc., 7.875%, due 08/01/08                       2,174,250
    950,000  HMH Properties, Inc., 8.45%, due 12/01/08                          942,875
  1,050,000  La Quinta/Meditrust, Inc., 7.11%, due 10/17/01                     997,500
  2,000,000  LNR Property Corp., 10.5%, due 01/15/09                          2,020,000
  1,715,000  New World Pasta Company, Inc., 9.25%, due 02/15/09                 951,825
  1,115,000  Packaged Ice, Inc., 9.75%, due 02/01/05                            970,050+
    500,000  Stater Brothers Holdings, Inc., 10.75%, due 08/15/06               457,500+
  1,350,000  Winn-Dixie Stores, Inc., 8.875%, due 04/01/08                    1,363,500
                                                                           ------------
             TOTAL FOODS, HOTELS & RESTAURANTS                               16,407,744
                                                                           ------------
             HEALTHCARE (6.3%)
  2,350,000  Alliance Imaging, Inc., (144A), 10.375%, due 04/15/11            2,385,250*
  1,200,000  Bio-Rad Laboratories, Inc., (144A), 11.625%, due 02/15/07        1,296,000*
  1,525,000  Concentra Operating Corp., (144A), 13%, due 08/15/09             1,593,625*
  1,350,000  Express Scripts, Inc., 9.625%, due 06/15/09                      1,458,000
  2,000,000  HCA-The Healthcare Co., 7.875%, due 02/01/11                     2,030,000
    320,000  Hudson Respiratory Care, Inc., 9.125%, due 04/15/08                192,000
  1,595,000  Insight Health Services Corp., 9.625%, due 06/15/08              1,579,050
  1,100,000  Omnicare, Inc., (144A), 8.125%, due 03/15/11                     1,122,000*
    740,000  Prime Medical Services, Inc., 8.75%, due 04/01/08                  651,200
    200,000  Tenet Healthcare Corp., 8%, due 01/15/05                           206,000
  1,400,000  Tenet Healthcare Corp., 8.125%, due 12/01/08                     1,456,000
    780,000  Tenet Healthcare Corp., 8.625%, due 01/15/07                       811,200
    900,000  Unilab Finance Corp., 12.75%, due 10/01/09                       1,003,500
                                                                           ------------
             TOTAL HEALTHCARE                                                15,783,825
                                                                           ------------
             HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (1.0%)
    500,000  D.R. Horton, Inc., 10%, due 04/15/06                               510,000
  1,875,000  WCI Communities, Inc., (144A), 10.625%, due 02/15/11             1,959,375*+
                                                                           ------------
             TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                2,469,375
                                                                           ------------
             HOUSEHOLD PRODUCTS (0.7%)
  1,220,000  Home Interiors & Gifts, Inc., 10.125%, due 06/01/08                488,000+
  1,250,000  Playtex Products, Inc., 9%, due 12/15/03                         1,262,500+
                                                                           ------------
             TOTAL HOUSEHOLD PRODUCTS                                         1,750,500
                                                                           ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

 PRINCIPAL
  AMOUNT                                                                      VALUE
-----------                                                                ------------
             INSURANCE (0.6%)
$   475,000  Conseco, Inc., 8.75%, due 02/09/04                            $    448,875
  1,225,000  Conseco, Inc., 9%, due 10/15/06                                  1,139,250
                                                                           ------------
             TOTAL INSURANCE                                                  1,588,125
                                                                           ------------
             MACHINERY (1.2%)
  1,105,000  AGCO Corp., 8.5%, due 03/15/06                                   1,038,700
    750,000  AGCO Corp., (144A), 9.5%, due 05/01/08                             746,250*
  1,200,000  Grant Prideco, Inc., 9.625%, due 12/01/07                        1,263,000
                                                                           ------------
             TOTAL MACHINERY                                                  3,047,950
                                                                           ------------
             MEDIA - BROADCASTING & PUBLISHING (14.8%)
  1,500,000  Acme Television Corp., 10.875%, due 09/30/04                     1,387,500
  2,775,000  Adelphia Communications Corp., 9.375%, due 11/15/09              2,719,500+
    725,000  Adelphia Communications Corp., 9.875%, due 03/01/07                732,250
  1,700,000  American Media Operations, Inc., 10.25%, due 05/01/09            1,759,500
  1,000,000  Benedek Communications Corp., 0%, due 05/15/06                     500,000
    400,000  Century Communications Corp., 8.875%, due 01/15/07                 384,000
    295,000  Century Communications Corp., 9.5%, due 03/01/05                   292,050
  1,400,000  Century Communications Corp., 9.75%, due 02/15/02                1,410,500
    450,000  Charter Communications Holdings, LLC, 0%, due 04/01/11             320,625
  2,500,000  Charter Communications Holdings, LLC, (144A), 10%, due
               04/01/09                                                       2,631,250*
  1,500,000  Charter Communications, Inc., 11.125%, due 01/15/11              1,620,000
     25,000  Classic Cable, Inc., 9.375%, due 08/01/09                            9,000
    325,000  Classic Cable, Inc., (144A), 10.5%, due 03/01/10                   117,000*
    585,000  CSC Holdings, Inc., 7.625%, due 07/15/18                           527,922
  3,100,000  EchoStar DBS Corp., 9.375%, due 02/01/09                         3,162,000
    750,000  Garden State Newspapers, Inc., 8.625%, due 07/01/11                720,000
  1,300,000  Golden Sky Systems, Inc., 12.375%, due 08/01/06                  1,313,000
     60,000  Hollinger International Publishing, Inc., 8.625%, due
               03/15/05                                                          61,800
    225,000  Hollinger International Publishing, Inc., 9.25%, due
               03/15/07                                                         231,750
  1,500,000  Insight Communications Co., (144A), 0%, due 02/15/11               840,000*
  1,750,000  Lin Holdings Corp., 0%, due 03/01/08                             1,286,250
    500,000  LIN Television Corp., 8.375%, due 03/01/08                         460,000
    495,000  Rogers Cablesystems, Ltd., 10%, due 03/15/05                       529,650
    625,000  Rogers Communications, Inc., 8.875%, due 07/15/07                  615,625
  1,750,000  Rogers Wireless, Inc., (144A), 9.625%, due 05/01/11              1,758,750*
  1,650,000  Sinclair Broadcasting Group, Inc., 10%, due 09/30/05             1,608,750+
  2,250,000  Spanish Broadcasting System, Inc., 9.625%, due 11/01/09          2,070,000
  3,200,000  STC Broadcasting, Inc., 11%, due 03/15/07                        2,976,000
  2,850,000  UIH Australia/Pacific, Inc., 0%, due 05/15/06                    1,339,500
    980,000  Von Hoffmann Press, Inc., (144A), 10.875%, due 05/15/07            886,900*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
21

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                                      VALUE
-----------                                                                ------------
             MEDIA - BROADCASTING & PUBLISHING (CONTINUED)
$ 1,075,000  WRC Media Corp., 12.75%, due 11/15/09                         $    967,500
  2,000,000  Young Broadcasting, Inc., (144A), 10%, due 03/01/11              1,940,000*+
                                                                           ------------
             TOTAL MEDIA - BROADCASTING & PUBLISHING                         37,178,572
                                                                           ------------
             METALS (2.4%)
  1,750,000  AK Steel Corp., 9.125%, due 12/15/06                             1,780,625
    225,000  California Steel Industries, 8.5%, due 04/01/09                    207,000
    750,000  Century Aluminum Co., (144A), 11.75%, due 04/15/08                 787,500*
  1,080,000  Golden Northwest Aluminum, Inc., 12%, due 12/15/06                 756,000
    990,000  International Wire Group, Inc., 11.75%, due 06/01/05               990,000
    580,000  Kaiser Aluminum & Chemicals Corp., 10.875%, due 10/15/06           565,500
    825,000  Neenah Corp., 11.125%, due 05/01/07                                408,375
    125,000  Neenah Corp., Sr. Sub. Notes, 11.125%, due 05/01/07                 61,875
    890,000  Wheeling Pittsburgh Corp., 9.25%, due 11/15/07                      26,700**#
    725,000  WHX Corp., 10.5%, due 04/15/05                                     377,000
                                                                           ------------
             TOTAL METALS                                                     5,960,575
                                                                           ------------
             PAPER & FOREST PRODUCTS (5.6%)
    750,000  Buckeye Technologies, Inc., 8%, due 10/15/10                       697,500
    650,000  Caraustar Industries, Inc., (144A), 9.875%, due 04/01/11           598,000*
    750,000  Fibermark, Inc., (144A), 10.75%, due 04/15/11                      750,000*
  2,225,000  Packaging Corp. of North America, 9.625%, due 04/01/09           2,386,313
  1,065,000  Riverwood International Corp., 10.25%, due 04/01/06              1,080,975
  1,880,000  Riverwood International Corp., 10.625%, due 08/01/07             1,927,000
    875,000  Specialty Paperboard, Inc., 9.375%, due 10/15/06                   848,750
    625,000  Stone Container Corp., (144A), 9.25%, due 02/01/08                 640,625*
  1,875,000  Stone Container Corp., (144A), 9.75%, due 02/01/11               1,940,625*
  1,465,000  Sweetheart Cup Co., Inc., 10.5%, due 09/01/03                    1,355,125
  1,500,000  Tembec Industries, Inc., 8.5%, due 02/01/11                      1,545,000
    300,000  Tembec Industries, Inc., 8.625%, due 06/30/09                      310,500
                                                                           ------------
             TOTAL PAPER & FOREST PRODUCTS                                   14,080,413
                                                                           ------------
             POLLUTION CONTROL (0.6%)
  1,575,000  Allied Waste North America, Inc., 7.875%, due 01/01/09           1,551,375
  1,050,000  Mid-American Waste System, Inc., 12.25%, due 02/15/03               10,500
    700,000  Safety-Kleen Corp., 9.25%, due 05/15/09                              7,000**#
    245,000  Safety-Kleen Services, Inc., 9.25%, due 06/01/08                     2,450#
                                                                           ------------
             TOTAL POLLUTION CONTROL                                          1,571,325
                                                                           ------------
             RETAIL (0.3%)
  1,000,000  J. Crew Operating Corp., 10.375%, due 10/15/07                     830,000
                                                                           ------------
             TELECOMMUNICATIONS (11.2%)
  1,750,000  Alamosa PCS Holdings, Inc., (144A), 12.5%, due 02/01/11          1,723,750*
  1,375,000  Alliance Atlantis Communications Corp., 13%, due 12/15/09        1,478,125
  1,700,000  American Cellular Corp., (144A), 9.5%, due 10/15/09              1,653,250*
  1,600,000  American Tower Corp., 9.375%, due 02/01/09                       1,584,000+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
22

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

 PRINCIPAL
  AMOUNT                                                                      VALUE
-----------                                                                ------------
             TELECOMMUNICATIONS (CONTINUED)
$ 1,625,000  Crown Castle International Corp., 10.75%, due 08/01/11        $  1,726,563+
  2,400,000  Echostar Communications Corp., 10.375%, due 10/01/07             2,478,000
    600,000  Exodus Communications, Inc., 11.625%, due 07/15/10                 471,000
    500,000  Frontier Corp., 6%, due 10/15/03                                   465,000
  1,000,000  Global Crossing, Ltd., 9.625%, due 05/15/08                        950,000
  4,800,000  GT Group Telecom, Inc., 0%, due 02/01/10                         1,536,000
  2,225,000  Insight Midwest, LP, (144A), 10.5%, due 11/01/10                 2,403,000*
    875,000  KMC Telecom Holdings, Inc., 13.5%, due 05/15/09                    201,250
  1,810,000  Level 3 Communications, Inc., 9.125%, due 05/01/08               1,176,500+
  2,350,000  Level 3 Communications, Inc., (144A), 11%, due 03/15/08          1,621,500*
  2,950,000  McLeodUSA, Inc., 11.5%, due 05/01/09                             2,507,500
  1,075,000  McLeodUSA, Inc., 12%, due 07/15/08                                 924,500
  1,025,000  Nextel Communications, Inc., 0%, due 10/31/07                      712,375
  1,175,000  Nextel Communications, Inc., 9.375%, due 11/15/09                  998,750
  2,300,000  Primus Telecom Group, Inc., 12.75%, due 10/15/09                   460,000
    900,000  RCN Corp., 0%, due 02/15/08                                        162,000
    800,000  RCN Corp., 10.125%, due 01/15/10                                   256,000
  1,295,000  SBA Communications Corp., 0%, due 03/01/08                       1,087,800+
    550,000  SBA Communications Corp., (144A), 10.25%, due 02/01/09             547,250*
  1,275,000  Williams Communication Group, Inc., 10.7%, due 10/01/07            573,750
  2,100,000  Worldwide Fiber, Inc., 12.5%, due 12/15/05                         283,500
                                                                           ------------
             TOTAL TELECOMMUNICATIONS                                        27,981,363
                                                                           ------------
             TEXTILES, CLOTHING & FABRICS (0.4%)
    250,000  Westpoint Stevens, Inc., 7.875%, due 06/15/05                      150,000
  1,460,000  Westpoint Stevens, Inc., 7.875%, due 06/15/08                      861,400
                                                                           ------------
             TOTAL TEXTILES, CLOTHING & FABRICS                               1,011,400
                                                                           ------------
             UTILITIES (5.8%)
    500,000  AES Corp., 8.875%, due 02/15/11                                    502,500
  1,500,000  AES Corp., 9.375%, due 09/15/10                                  1,552,500
    475,000  AES Corp., 9.5%, due 06/01/09                                      494,000
  2,500,000  Calpine Canada Energy Finance, LLC, 8.5%, due 05/01/08           2,484,575
  1,500,000  Calpine Corp., 8.625%, due 08/15/10                              1,484,265
  2,000,000  Calpine Corp., 9.25%, due 02/01/04                               2,000,000
    825,000  CMS Energy Corp., 7.5%, due 01/15/09                               764,371
  1,115,000  CMS Energy Corp., 7.625%, due 11/15/04                           1,092,700
     85,000  CMS Energy Corp., 8.125%, due 05/15/02                              84,999
  1,200,000  CMS Energy Corp., 8.5%, due 04/15/11                             1,185,372
  1,250,000  Mirant Americas Generation, Inc., (144A), 8.3%, due 05/01/11     1,259,975*
  1,318,361  Panda Funding Corp., 11.625%, due 08/20/12                       1,235,964
    425,000  TNP Enterprises, Inc., (144A), 10.25%, due 04/01/10                459,000*
                                                                           ------------
             TOTAL UTILITIES                                                 14,600,221
                                                                           ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                                      VALUE
-----------                                                                ------------
             MISCELLANEOUS (0.5%)
$ 2,245,000  Jordan Industries, Inc., 0%, due 04/01/09                     $  1,167,400
                                                                           ------------
             TOTAL FIXED INCOME SECURITIES (COST: $260,604,132) (95.2%)     239,095,756
                                                                           ------------

 NUMBER OF
  SHARES,
 WARRANTS,
 OR RIGHTS   EQUITY SECURITIES
-----------  -----------------
      3,300  Classic Communications, Inc., (144A), Common Stock                  55,011* **
      2,047  Forman Petroleum Corp., Warrants, expire 06/01/04                       --
      4,800  GT Group Telecom, Inc., Warrants, expire 02/01/10                   96,000**
        620  Insilco Corp., Warrants, expire 08/15/07                                --**
        800  Pliant Corp., Warrants, (144A), expire 06/01/10                        800*
      2,920  Terex Corp., Stock Appreciation Rights, expire 05/15/02             40,880**
      3,075  Travel Centers of America, Inc., Warrants, expire 05/01/09          30,750
      1,454  WRC Media Corp., Common Stock                                           --**
                                                                           ------------
             TOTAL EQUITY SECURITIES (COST: $45,133) (0.1%)                     223,441
                                                                           ------------

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS
-----------  ----------------------
$ 2,459,759  American Express Co., 4.43%, due 05/30/01                        2,459,759***
  3,074,699  Bank of Nova Scotia, 5%, due 05/16/01                            3,074,699***
  1,844,819  Den Danske, 4.563%, due 05/07/01                                 1,844,819***
  3,074,699  Dreyfus Money Market Fund, 4.752%, due 05/01/01                  3,074,699***
  3,104,505  Fleet National Bank, 4.768%, due 10/31/01                        3,104,505***
  1,266,060  General Motors Acceptance Corp., 4.76%, due 03/08/02             1,266,060***
    614,940  Harris Bank Trust, 4.5%, due 05/11/01                              614,940***
 11,103,533  Investors Bank & Trust Depository Reserve, 3.25%, due
               05/01/01                                                      11,103,532
  2,966,651  Merrimac Money Market Fund, 4.794%, due 05/01/01                 2,966,651***
  3,689,639  Royal Bank of Scotland, 4.531%, due 05/07/01                     3,689,639***
  2,459,759  Royal Bank of Scotland, 5%, due 05/07/01                         2,459,759***
                                                                           ------------
             TOTAL SHORT-TERM INVESTMENTS (COST: $35,659,062) (14.2%)        35,659,062
                                                                           ------------
             TOTAL INVESTMENTS (COST: $296,308,327) (109.5%)                274,978,259
             LIABILITIES IN EXCESS OF OTHER ASSETS (-9.5%)                  (23,918,007)
                                                                           ------------
             NET ASSETS (100.0%)                                           $251,060,252
                                                                           ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
  *  RESTRICTED SECURITY (NOTE 9).
 **  NON-INCOME PRODUCING.
***  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  #  COMPANY IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24

TCW GALILEO MORTGAGE-BACKED SECURITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

PRINCIPAL
  AMOUNT    FIXED INCOME SECURITIES                                          VALUE
----------  -----------------------                                       -----------

            COLLATERALIZED MORTGAGE OBLIGATIONS (15.1% OF NET ASSETS)
$1,052,500  Collateral Mortgage Obligation Trust (64-Z), 9%, due
              11/20/20                                                    $ 1,125,523
 1,451,036  Federal Home Loan Mortgage Corp. (2021-AD), 7.5%, due
              08/15/24                                                      1,424,482
 1,556,023  Federal Home Loan Mortgage Corp. (2032-AU), 7.5%, due
              02/15/27                                                      1,600,283
 1,500,000  Federal Home Loan Mortgage Corp. (2057-HJ), 7%, due 05/15/28
              (PAC)(I/O)                                                      461,385
       226  Federal National Mortgage Association (91-130-SQ),
              6,606.643%, due 09/25/21 (I/O)(I/F)                              24,660
   983,403  Federal National Mortgage Association (97-55-T), 7%, due
              02/18/27 (TAC)                                                  997,512
   827,311  Federal National Mortgage Association (G93-8-PH), 6.85%, due
              01/25/21 (PAC)                                                  835,394
   231,865  GE Capital Mortgage Services, Inc. (97-9-2A7), 7%, due
              10/25/27                                                        231,608
   313,745  Greenwich Capital Acceptance, Inc. (91-03), (Private
              Placement), 9.46%, due 08/01/19                                 285,508*
    49,425  Guardian Savings and Loan Association (88-3-A), 6.497%, due
              10/25/18                                                         42,011*
    41,239  Guardian Savings and Loan Association (89-3-A), 7.535%, due
              05/25/19                                                         35,053*
   412,842  Guardian Savings and Loan Association (89-4-A), 7.504%, due
              07/25/19                                                        392,200*
   270,193  Guardian Savings and Loan Association (89-5-A), 7.751%, due
              07/25/19                                                        256,684*
       774  Resolution Trust Corp. (91-6-C2), 3,299.719%, due 08/25/20
              (I/O)                                                            15,868
     1,794  Resolution Trust Corp. (91-6-D2), 3,262.129%, due 09/25/28
              (I/O)                                                            51,125
   635,114  Sears Mortgage Securities (88-A-A2), 0.779%, due 05/25/18
              (I/O)                                                             6,478*
                                                                          -----------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (COST: $8,430,447)                                            7,785,774
                                                                          -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS (70.9%)
     6,325  Federal Home Loan Mortgage Corp., Pool #212346,
              9.5%, due 08/01/01                                                6,344
   594,279  Federal Home Loan Mortgage Corp., Pool #310005, 8.408%, due
              11/01/19                                                        610,187
   145,162  Federal Home Loan Mortgage Corp., Pool #410013, 7.549%, due
              12/01/24                                                        147,971
 1,755,884  Federal Home Loan Mortgage Corp., Pool #610967, 7.413%, due
              04/01/28                                                      1,792,732
 1,068,332  Federal Home Loan Mortgage Corp., Pool #755313, 7.006%, due
              06/01/28                                                      1,085,830

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
25

TCW GALILEO MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                                     VALUE
----------                                                                -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$2,748,296  Federal Home Loan Mortgage Corp., Pool #755363, 6.316%, due
              09/01/30                                                    $ 2,775,779
    84,991  Federal Home Loan Mortgage Corp., Pool #770584, 6.75%, due
              05/01/19                                                         86,765
   139,635  Federal Home Loan Mortgage Corp., Pool #785630, 7.074%, due
              07/01/26                                                        142,626
    46,736  Federal Home Loan Mortgage Corp., Pool #865006, 8.583%, due
              08/01/18                                                         48,646
    94,869  Federal Home Loan Mortgage Corp., Pool #865270, 7.604%, due
              12/01/18                                                         95,897
    46,668  Federal Home Loan Mortgage Corp., Pool #865275, 8.425%, due
              02/01/19                                                         48,169
    27,277  Federal National Mortgage Association, Pool #096193, 7.987%,
              due 09/01/18                                                     27,789
    98,683  Federal National Mortgage Association, Pool #163492, 8.5%,
              due 05/01/16                                                    103,968
   156,293  Federal National Mortgage Association, Pool #201909, 7.479%,
              due 09/01/19                                                    160,531
   333,376  Federal National Mortgage Association, Pool #284916, 6.791%,
              due 06/01/27                                                    335,486
   246,284  Federal National Mortgage Association, Pool #303334, 7.4%,
              due 04/01/25                                                    253,919
    37,252  Federal National Mortgage Association, Pool #313920, 7.671%,
              due 11/01/27                                                     38,009
    60,379  Federal National Mortgage Association, Pool #358869, 7.239%,
              due 09/01/26                                                     61,431
    22,031  Federal National Mortgage Association, Pool #369080, 6.975%,
              due 04/01/27                                                     22,337
   277,875  Federal National Mortgage Association, Pool #376663, 6.67%,
              due 06/01/27                                                    278,656
    40,949  Federal National Mortgage Association, Pool #392275, 6.989%,
              due 06/01/27                                                     41,460
 1,144,414  Federal National Mortgage Association, Pool #392536, 7.6%,
              due 08/01/27                                                  1,171,994
   143,813  Federal National Mortgage Association, Pool #393943, 6.981%,
              due 07/01/27                                                    145,919
   103,115  Federal National Mortgage Association, Pool #394575, 7.94%,
              due 07/01/27                                                    105,046
   194,596  Federal National Mortgage Association, Pool #394996, 7.107%,
              due 08/01/27                                                    197,824
 1,506,651  Federal National Mortgage Association, Pool #396814, 6.637%,
              due 07/01/27                                                  1,535,609
    86,593  Federal National Mortgage Association, Pool #397897, 7.249%,
              due 08/01/27                                                     88,136
 1,714,630  Federal National Mortgage Association, Pool #434001, 7.151%,
              due 12/01/27                                                  1,763,069

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
26

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

PRINCIPAL
  AMOUNT                                                                     VALUE
----------                                                                -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$2,014,336  Federal National Mortgage Association, Pool #457319, 6.78%,
              due 10/01/28                                                $ 2,056,129
 6,776,571  Federal National Mortgage Association, Pool #535174, 6.318%,
              due 07/01/39                                                  6,776,571
 1,232,766  Government National Mortgage Association II, Pool #80011,
              7.125%, due 11/20/26                                          1,252,897
 1,255,757  Government National Mortgage Association II, Pool #80022,
              7.125%, due 12/20/26                                          1,276,263
 1,545,494  Government National Mortgage Association II, Pool #80057,
              6.375%, due 04/01/27                                          1,562,619
 2,755,547  Government National Mortgage Association II, Pool #80185,
              6%, due 04/20/28                                              2,776,268
 1,609,786  Government National Mortgage Association II, Pool #80186,
              6.375%, due 04/20/28                                          1,628,428
 2,521,501  Government National Mortgage Association II, Pool #80298,
              6%, due 07/20/29                                              2,546,307
 3,527,679  Government National Mortgage Association II, Pool #80424,
              5.5%, due 07/20/30                                            3,548,351
                                                                          -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (COST: $36,188,319)                                          36,595,962
                                                                          -----------
            TOTAL FIXED INCOME SECURITIES (COST: $44,618,766) (86.0%)      44,381,736
                                                                          -----------

            SHORT-TERM INVESTMENTS
            ----------------------
 6,600,000  Ciesco, LP, 4.65%, due 05/01/01 (Commercial Paper)              6,600,000
    51,020  Investors Bank & Trust Depository Reserve,
              3.25%, due 05/01/01                                              51,020
                                                                          -----------
            TOTAL SHORT-TERM INVESTMENTS (COST: $6,651,020) (12.9%)         6,651,020
                                                                          -----------
            TOTAL INVESTMENTS (COST: $51,269,786) (98.9%)                  51,032,756
            EXCESS OF OTHER ASSETS OVER LIABILITIES (1.1%)                    589,285
                                                                          -----------
            NET ASSETS (100.0%)                                           $51,622,041
                                                                          ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

I/F - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
      DIRECTION OF PREVAILING INTEREST RATES.
I/O - INTEREST ONLY SECURITY.
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.
  * SECURITY VALUED AT FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S BOARD OF DIRECTORS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
27

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

PRINCIPAL
  AMOUNT    FIXED INCOME SECURITIES                                          VALUE
----------  -----------------------                                       -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS (63.7% OF NET ASSETS)
$3,764,251  ABN Amro Mortgage Corp. (98-4-A6), 6.75%, due 11/25/28 (TAC)  $ 3,615,937
 2,013,462  Bear Stearns Mortgage Securities, Inc. (97-2-A5), 6.875%,
              due 01/28/24                                                  1,983,260
 1,500,000  CMC Securities Corp. III (94-A-A22), 7.411%, due 02/25/24
              (I/F)                                                         1,005,000
 4,710,119  Countrywide Funding Corp. (93-7-A5), 7%, due 11/25/23 (TAC)     4,441,549
 1,418,798  Federal Home Loan Mortgage Corp. (1422-SA), 6.37%, due
              11/15/07 (I/F)                                                1,762,572
    91,887  Federal Home Loan Mortgage Corp. (1541-J), 6.5%, due
              07/15/23                                                         91,474
 3,350,000  Federal Home Loan Mortgage Corp. (1620-SB), 7.895%, due
              11/15/23 (I/F)                                                2,918,949
 3,357,000  Federal Home Loan Mortgage Corp. (1629-PB), 6%, due 05/15/23    3,132,665
 1,782,000  Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due
              01/15/09                                                      1,757,997
   733,911  Federal Home Loan Mortgage Corp. (1717-MA), 6.5%, due
              04/15/24                                                        736,634
   837,479  Federal Home Loan Mortgage Corp. (1796-E), 6%, due 09/15/08       837,636
   733,233  Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due
              10/15/13                                                        732,893
 3,500,000  Federal Home Loan Mortgage Corp. (2020-D), 6.25%, due
              01/15/27 (PAC)                                                3,384,465
 2,000,000  Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due
              10/15/27 (PAC)                                                1,757,660
 4,000,000  Federal Home Loan Mortgage Corp. (2121-C), 6%, due 02/15/29
              (PAC)                                                         3,675,809
 1,000,000  Federal National Mortgage Association (92-215-PL), 7.25%,
              due 11/25/21 (PAC)                                            1,043,700
 2,230,002  Federal National Mortgage Association (93-189-S), 7.221%,
              due 10/25/23 (I/F)                                            1,712,240
 1,000,000  Federal National Mortgage Association (93-202-SZ), 10%, due
              11/25/23 (TAC)(I/F)                                             888,980
   109,670  Federal National Mortgage Association (93-223-EA), 6.5%, due
              12/25/23 (PAC)                                                  110,103
   231,629  Federal National Mortgage Association (93-2-B), 7.2%, due
              11/25/03                                                        237,197
 1,850,264  Federal National Mortgage Association (93-X-130A-NA), 6.5%,
              due 05/25/23                                                  1,869,525
 3,000,000  Federal National Mortgage Association (94-40-SA), 6.038%,
              due 03/25/24 (I/F)                                            2,615,310
 1,353,524  Federal National Mortgage Association (G92-29-J), 8%, due
              07/25/22                                                      1,427,305
 3,979,502  GMAC Mortgage Corp. (00-J3-A3), 7.75%, due 10/25/30             4,077,746

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
28

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

PRINCIPAL
  AMOUNT                                                                     VALUE
----------                                                                -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$2,886,865  Residential Accredit Loans, Inc. (97-QS13-A7), 7.25%, due
              12/25/27                                                    $ 2,879,648
 2,300,000  Residential Asset Securitization Trust (98-A12-A16), 6.75%,
              due 11/25/28                                                  2,292,094
 2,716,454  Residential Funding Mortgage Securities I (95-S21-A6), 7.5%,
              due 12/26/25                                                  2,809,574
   143,121  Residential Funding Mortgage Securities I (95-S7-A9), 8%,
              due 05/25/10 (I/O)                                               17,577
                                                                          -----------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (COST: $51,632,086)                                          53,815,499
                                                                          -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS (32.6%)
   326,974  Federal Home Loan Mortgage Corp., Pool #755183, 7.478%, due
              12/01/15                                                        332,165
 3,664,395  Federal Home Loan Mortgage Corp., Pool #755363, 6.316%, due
              09/01/30                                                      3,701,039
   181,635  Federal Home Loan Mortgage Corp., Pool #846317, 7.25%, due
              08/01/26                                                        186,136
   566,586  Federal Home Loan Mortgage Corp., Pool #846510, 7.284%, due
              04/01/25                                                        581,918
 2,991,544  Federal Home Loan Mortgage Corp., Pool #846732, 6.49%, due
              01/01/30                                                      3,054,925
 4,000,000  Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due
              04/30/21                                                      3,980,000
   738,719  Federal Housing Authority (#000-13002), 7.125%, due 03/01/04      729,485
 2,771,887  Federal Housing Authority (#012-11216), 7.185%, due 03/25/29    2,737,239
 1,806,942  Federal Housing Authority (#044-10592), 7.625%, due 08/01/22    1,806,942
   250,120  Federal Housing Authority (#112-43055), 9.25%, due 05/25/32       254,810
     7,000  Federal National Mortgage Association, Pool #029542, 8.75%,
              due 07/01/09                                                      7,343
     2,174  Federal National Mortgage Association, Pool #062420, 7.5%,
              due 03/01/06                                                      2,206
   442,119  Federal National Mortgage Association, Pool #124410, 7.08%,
              due 07/01/22                                                    454,688
    95,172  Federal National Mortgage Association, Pool #137064, 7.38%,
              due 03/01/19                                                     96,817
   375,840  Federal National Mortgage Association, Pool #303786, 7.5%,
              due 02/01/11                                                    388,762
   126,663  Federal National Mortgage Association, Pool #348025, 6.7%,
              due 06/01/26                                                    127,686
 3,195,508  Federal National Mortgage Association, Pool #519219, 7%, due
              02/01/30                                                      3,221,472
    12,250  Government National Mortgage Association, Pool #003933,
              8.25%, due 07/15/04                                              12,665

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
29

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                                     VALUE
----------                                                                -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$      223  Government National Mortgage Association, Pool #176192,
              8.25%, due 12/15/01                                         $       224
 1,505,886  Government National Mortgage Association, Pool #351003,
              7.5%, due 07/15/28                                            1,537,419
 1,385,007  Government National Mortgage Association, Pool #365618, 7%,
              due 10/15/33                                                  1,378,658
 3,000,300  Government National Mortgage Association II, Pool #03068,
              6.5%, due 04/20/31                                            2,971,235
                                                                          -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (COST: $27,493,175)                                          27,563,834
                                                                          -----------
            U.S. TREASURY SECURITIES (0.5%)
   197,000  Certificates Accrual Treasury Strips, 0%, due 08/15/01            194,419
   177,000  Certificates Accrual Treasury Strips, 0%, due 05/15/06            136,474
   112,000  Certificates Accrual Treasury Strips, 0%, due 08/15/08             75,965
                                                                          -----------
            TOTAL U.S. TREASURY SECURITIES (COST: $393,776)                   406,858
                                                                          -----------
            TOTAL FIXED INCOME SECURITIES (COST: $79,519,037) (96.8%)      81,786,191
                                                                          -----------

            SHORT-TERM INVESTMENTS
            ----------------------
 1,600,000  Ciesco, LP, 4.65%, due 05/01/01 (Commercial Paper)              1,600,000
    72,363  Investors Bank & Trust Depository Reserve, 3.25%, due
              05/01/01                                                         72,363
                                                                          -----------
            TOTAL SHORT-TERM INVESTMENTS (COST: $1,672,363) (2.0%)          1,672,363
                                                                          -----------
            TOTAL INVESTMENTS (COST: $81,191,400) (98.8%)                  83,458,554
            EXCESS OF OTHER ASSETS OVER LIABILITIES (1.2%)                  1,041,464
                                                                          -----------
            NET ASSETS (100.0%)                                           $84,500,018
                                                                          ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:
I/F - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
      DIRECTION OF PREVAILING INTEREST RATES.
I/O - INTEREST ONLY SECURITY.
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. FIXED INCOME
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2001

                                     TCW GALILEO   TCW GALILEO  TCW GALILEO
                                        MONEY      CORE FIXED    FLEXIBLE
                                        MARKET       INCOME       INCOME
                                         FUND         FUND         FUND
                                     ------------  -----------  -----------
                                          DOLLAR AMOUNTS IN THOUSANDS
                                           (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)          $    270,301  $   78,089    $  1,893
  Receivables for Securities Sold              --         792          28
  Receivable for Fund Shares Sold           3,236          --          --
  Interest Receivable                         991       1,100          35
  Other Assets                                 --          --           4
                                     ------------  ----------    --------
    Total Assets                          274,528      79,981       1,960
                                     ------------  ----------    --------
LIABILITIES
  Distributions Payable                       291         170          --
  Payables for Securities Purchased            --       1,266           9
  Payables for Fund Shares Redeemed         1,084         147          --
  Payable Upon Return of Securities
    Loaned (Note 3)                            --       2,797          --
  Accrued Management Fees                      57          23          --
  Other Accrued Expenses                       28          32          11
                                     ------------  ----------    --------
    Total Liabilities                       1,460       4,435          20
                                     ------------  ----------    --------
NET ASSETS                           $    273,068  $   75,546    $  1,940
                                     ============  ==========    ========
NET ASSETS CONSIST OF:
  Paid-in Capital                    $    273,068  $   80,145    $  2,026
  Undistributed Net Realized (Loss)
    on Investments and Foreign
    Currency                                   --      (4,734)        (53)
  Unrealized (Depreciation) on
    Investments and Foreign
    Currency                                   --        (361)        (57)
  Undistributed Net Investment
    Income                                     --         496          24
                                     ------------  ----------    --------
NET ASSETS                           $    273,068  $   75,546    $  1,940
                                     ============  ==========    ========
NET ASSETS ATTRIBUTABLE TO:
  Institutional Class Shares         $    273,068  $   74,910    $     --
                                     ============  ==========    ========
  Advisory Class Shares              $         --  $      636    $  1,940
                                     ============  ==========    ========
CAPITAL SHARES OUTSTANDING:
  Institutional Class                 273,067,899   8,000,585          --
                                     ============  ==========    ========
  Advisory Class                               --      67,477     202,704
                                     ============  ==========    ========
NET ASSET VALUE PER SHARE:
  Institutional Class                $       1.00  $     9.36    $     --
                                     ============  ==========    ========
  Advisory Class                     $         --  $     9.43    $   9.57
                                     ============  ==========    ========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO MONEY MARKET FUND, THE TCW GALILEO CORE FIXED INCOME FUND AND THE TCW GALILEO FLEXIBLE INCOME FUND AT
     APRIL 30, 2001 WAS $270,301, $78,450 AND $1,951, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. FIXED INCOME
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2001

                                                               TCW GALILEO
                                                  TCW GALILEO  TOTAL RETURN
                                     TCW GALILEO   MORTGAGE-    MORTGAGE-
                                     HIGH YIELD     BACKED        BACKED
                                        BOND      SECURITIES    SECURITIES
                                        FUND         FUND          FUND
                                     -----------  -----------  ------------
                                          DOLLAR AMOUNTS IN THOUSANDS
                                           (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)          $   274,978  $   51,033    $   83,459
  Receivables for Securities Sold            460         410           515
  Receivables for Fund Shares Sold             3           4            85
  Interest Receivable                      6,928         314           565
                                     -----------  ----------    ----------
    Total Assets                         282,369      51,761        84,624
                                     -----------  ----------    ----------
LIABILITIES
  Distributions Payable                      371          82            24
  Payables for Securities Purchased        6,208          --            --
  Payable for Fund Shares Redeemed            --          --            34
  Payable Upon Return of Securities
    Loaned (Note 3)                       24,556          --            --
  Accrued Management Fees                    152          15            32
  Other Accrued Expenses                      22          42            34
                                     -----------  ----------    ----------
    Total Liabilities                     31,309         139           124
                                     -----------  ----------    ----------
NET ASSETS                           $   251,060  $   51,622    $   84,500
                                     ===========  ==========    ==========
NET ASSETS CONSIST OF:
  Paid-in Capital                    $   304,824  $   57,220    $   84,437
  Undistributed Net Realized (Loss)
    on Investments                       (31,315)     (5,453)         (752)
  Unrealized Appreciation
    (Depreciation) on Investments        (21,330)       (237)        2,268
  Undistributed (Distributions in
    Excess of) Net Investment
    Income                                (1,119)         92        (1,453)
                                     -----------  ----------    ----------
NET ASSETS                           $   251,060  $   51,622    $   84,500
                                     ===========  ==========    ==========
NET ASSETS ATTRIBUTABLE TO:
  Institutional Class Shares         $   250,636  $   51,622    $   84,140
                                     ===========  ==========    ==========
  Advisory Class Shares              $       424  $       --    $      360
                                     ===========  ==========    ==========
CAPITAL SHARES OUTSTANDING:
  Institutional Class                 33,406,799   5,301,979     8,975,434
                                     ===========  ==========    ==========
  Advisory Class                          56,026          --        37,412
                                     ===========  ==========    ==========
NET ASSET VALUE PER SHARE:
  Institutional Class                $      7.50  $     9.74    $     9.37
                                     ===========  ==========    ==========
  Advisory Class                     $      7.57  $       --    $     9.63
                                     ===========  ==========    ==========

(1) THE IDENTIFIED COST FOR THE THE TCW GALILEO HIGH YIELD BOND FUND, THE TCW GALILEO MORTGAGE- BACKED SECURITIES FUND, AND THE TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND AT APRIL 30, 2001 WAS $296,308, $51,270 AND $81,191, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2001

                                     TCW GALILEO  TCW GALILEO  TCW GALILEO
                                        MONEY     CORE FIXED    FLEXIBLE
                                       MARKET       INCOME       INCOME
                                        FUND         FUND       FUND (2)
                                     -----------  -----------  -----------
                                          DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends                            $   --       $   --        $   6
  Interest                              8,256        2,988           56
                                       ------       ------        -----
    Total                               8,256        2,988           62
                                       ------       ------        -----
EXPENSES:
  Management Fees                         348          151            6
  Accounting Service Fees                  30           20            4
  Administration Fees                      34           15            3
  Transfer Agent Fees:
    Institutional Class                    20           23           --
    Advisory Class                         --           12            5
  Custodian Fees                            8            5            4
  Professional Fees                        16           14            3
  Directors' Fees & Expenses                4            4            2
  Registration Fees:
    Institutional Class                     5            3           --
    Advisory Class                         --            3            1
  Other                                    18           21            5
                                       ------       ------        -----
    Total                                 483          271           33
    Less Expenses Borne by
      Investment Advisor                   --           14(1)        15(1)
    Less Management and
      Distribution Fees Waived by
      Investment Advisor                   --           --            6
                                       ------       ------        -----
      Net Expenses                        483          257           12
                                       ------       ------        -----
  Net Investment Income                 7,773        2,731           50
                                       ------       ------        -----
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS
  Net Realized Gain (Loss) on:
    Investments                            --            2          (53)
    Foreign Currency                       --            6           --
  Change in Unrealized Appreciation
    (Depreciation) on:
    Investments                            --        1,320          (57)
    Foreign Currency                       --         (119)          --
                                       ------       ------        -----
  Net Realized and Unrealized Gain
    (Loss) on Investments and
    Foreign Currency Transactions          --        1,209         (110)
                                       ------       ------        -----
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS            $7,773       $3,940        $ (60)
                                       ======       ======        =====

(1)  RELATES TO ADVISORY CLASS.
(2) FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. FIXED INCOME
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2001

                                                               TCW GALILEO
                                                  TCW GALILEO  TOTAL RETURN
                                     TCW GALILEO   MORTGAGE-    MORTGAGE-
                                     HIGH YIELD     BACKED        BACKED
                                        BOND      SECURITIES    SECURITIES
                                        FUND         FUND          FUND
                                     -----------  -----------  ------------
                                          DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Interest                            $ 12,641      $2,101        $2,858
                                      --------      ------        ------
EXPENSES:
  Management Fees                          844         105           203
  Accounting Service Fees                   26          14            16
  Administration Fees                       29          12            14
  Transfer Agent Fees:
    Institutional Class                     23          23            23
    Advisory Class                          13          --            13
  Custodian Fees                             5           3             2
  Professional Fees                         16          13            14
  Directors' Fees & Expenses                 4           4             4
  Registration Fees:
    Institutional Class                      3           2             3
    Advisory Class                           2          --             2
  Other                                     40          14            19
                                      --------      ------        ------
    Total                                1,005         190           313
    Less Expenses Borne by
      Investment Advisor                    14(1)       --            14(1)
                                      --------      ------        ------
      Net Expenses                         991         190           299
                                      --------      ------        ------
  Net Investment Income                 11,650       1,911         2,559
                                      --------      ------        ------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS
  Net Realized Gain (Loss) on:
    Investments                        (13,195)         95           (17)
    Foreign Currency                        --          --            --
  Change in Unrealized Appreciation
    on:
    Investments                          3,441         605         2,434
    Foreign Currency                        --          --            --
                                      --------      ------        ------
  Net Realized and Unrealized Gain
    (Loss) on Investments and
    Foreign Currency Transactions       (9,754)        700         2,417
                                      --------      ------        ------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                     $  1,896      $2,611        $4,976
                                      ========      ======        ======

(1)  RELATES TO ADVISORY CLASS.
(2) FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                      TCW GALILEO             TCW GALILEO CORE
                                   MONEY MARKET FUND         FIXED INCOME FUND
                                ------------------------  ------------------------
                                SIX MONTHS                SIX MONTHS
                                   ENDED                     ENDED
                                 APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                                   2001      OCTOBER 31,     2001      OCTOBER 31,
                                (UNAUDITED)     2000      (UNAUDITED)     2000
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income          $  7,773     $ 13,718      $ 2,731      $ 3,643
  Net Realized Gain (Loss) on
    Investments and Foreign
    Currency Transactions              --           --            8       (1,523)
  Change in Unrealized
    Appreciation on
    Investments and Foreign
    Currency Transactions              --           --        1,201          255
                                 --------     --------      -------      -------
  Increase in Net Assets
    Resulting from Operations       7,773       13,718        3,940        2,375
                                 --------     --------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    Institutional Class            (7,773)     (13,718)      (2,814)      (3,595)
    Advisory Class                     --           --           (8)          (5)
                                 --------     --------      -------      -------
  Total Distributions to
    Shareholders                   (7,773)     (13,718)      (2,822)      (3,600)
                                 --------     --------      -------      -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class              40,893      (29,125)         496        3,847
  Advisory Class                       --           --          562           (1)
                                 --------     --------      -------      -------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions     40,893      (29,125)       1,058        3,846
                                 --------     --------      -------      -------
  Increase (Decrease) in Net
    Assets                         40,893      (29,125)       2,176        2,621
NET ASSETS
  Beginning of Period             232,175      261,300       73,370       70,749
                                 --------     --------      -------      -------
  End of Period                  $273,068     $232,175      $75,546      $73,370
                                 ========     ========      =======      =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. FIXED INCOME
STATEMENTS OF CHANGES IN NET ASSETS

                                     TCW GALILEO FLEXIBLE      TCW GALILEO HIGH
                                         INCOME FUND           YIELD BOND FUND
                                     --------------------  ------------------------
                                       DECEMBER 1, 2000
                                        (COMMENCEMENT      SIX MONTHS
                                        OF OPERATIONS)        ENDED
                                           THROUGH          APRIL 30,   YEAR ENDED
                                        APRIL 30, 2001        2001      OCTOBER 31,
                                         (UNAUDITED)       (UNAUDITED)     2000
                                     --------------------  -----------  -----------
                                              DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income                     $   50          $ 11,650     $ 20,140
  Net Realized (Loss) on
    Investments                                (53)          (13,195)      (9,639)
  Change in Unrealized Appreciation
    (Depreciation) on Investments              (57)            3,441      (14,183)
                                            ------          --------     --------
  Increase (Decrease) in Net Assets
    Resulting from Operations                  (60)            1,896       (3,682)
                                            ------          --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment
    Income:
    Institutional Class                         --           (11,630)     (20,256)
    Advisory Class                             (26)              (18)        (310)
  Distributions in Excess of Net
    Investment Income:
    Institutional Class                         --              (121)        (999)
                                            ------          --------     --------
  Total Distributions to
    Shareholders                               (26)          (11,769)     (21,565)
                                            ------          --------     --------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class                           --            64,508       32,923
  Advisory Class                             2,026               123          339
                                            ------          --------     --------
  Increase in Net Assets Resulting
    from Net Capital Share
    Transactions                             2,026            64,631       33,262
                                            ------          --------     --------
  Increase in Net Assets                     1,940            54,758        8,015
NET ASSETS
  Beginning of Period                           --           196,302      188,287
                                            ------          --------     --------
  End of Period                             $1,940          $251,060     $196,302
                                            ======          ========     ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                      TCW GALILEO         TCW GALILEO TOTAL RETURN
                                    MORTGAGE-BACKED           MORTGAGE-BACKED
                                    SECURITIES FUND           SECURITIES FUND
                                ------------------------  ------------------------
                                SIX MONTHS                SIX MONTHS
                                   ENDED                     ENDED
                                 APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                                   2001      OCTOBER 31,     2001      OCTOBER 31,
                                (UNAUDITED)     2000      (UNAUDITED)     2000
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income          $  1,911      $ 3,771      $ 2,559     $  5,425
  Net Realized Gain (Loss) on
    Investments                        95          (78)         (17)        (850)
  Change in Unrealized
    Appreciation on
    Investments                       605           84        2,434        1,300
                                 --------      -------      -------     --------
  Increase in Net Assets
    Resulting from Operations       2,611        3,777        4,976        5,875
                                 --------      -------      -------     --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    Institutional Class            (1,742)      (3,790)      (2,553)      (4,038)
    Advisory Class                     --           --           (6)          (3)
  Distributions in Excess of
    Net Investment Income:
    Institutional Class                --          (77)         (50)      (1,402)
    Advisory Class                     --           --           (1)          --
                                 --------      -------      -------     --------
  Total Distributions to
    Shareholders                   (1,742)      (3,867)      (2,610)      (5,443)
                                 --------      -------      -------     --------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class             (10,172)       7,519       10,658      (19,592)
  Advisory Class                       --           --          312           12
                                 --------      -------      -------     --------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions    (10,172)       7,519       10,970      (19,580)
                                 --------      -------      -------     --------
  Increase (Decrease) in Net
    Assets                         (9,303)       7,429       13,336      (19,148)
NET ASSETS
  Beginning of Period              60,925       53,496       71,164       90,312
                                 --------      -------      -------     --------
  End of Period                  $ 51,622      $60,925      $84,500     $ 71,164
                                 ========      =======      =======     ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 26 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, and the TCW Galileo Japanese Equities Fund. The advisors are registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives and policies. Investors Bank & Trust Company serves as the administrator of the Funds.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds. However, all Funds are listed below along with their investment objectives, and are currently offered by the Company.

U.S. EQUITIES

TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
CONVERTIBLE SECURITIES FUND
TCW Galileo Convertible Securities Fund             Seeks high total return from current income and
                                                    capital appreciation through investment principal-
                                                    ly in convertible securities.
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Aggressive Growth Equities Fund         Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    medium capitalization companies.
TCW Galileo Earnings Momentum Fund                  Seeks capital appreciation by investing primarily
                                                    in publicly traded equity securities of companies
                                                    experiencing or expected to experience accelerat-
                                                    ing earnings growth.
TCW Galileo Focused Large Cap Value Fund            Seeks long-term capital appreciation by investing
                                                    primarily in equity securities of large
                                                    capitalization companies.
TCW Galileo Growth Insights Fund                    Seeks long-term capital appreciation by investing
                                                    in equity securities issued by companies that are
                                                    believed to have superior growth prospects.
TCW Galileo Health Sciences Fund                    Seeks long-term capital appreciation by investing
                                                    in equity securities of companies principally en-
                                                    gaged in development, production or distribution
                                                    of products or services relating to "health sci-
                                                    ences."
TCW Galileo Large Cap Growth Fund                   Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    large capitalization U.S. companies with above av-
                                                    erage earnings prospects.

38
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                                                                          [ICON]
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                                                                  APRIL 30, 2001

TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Large Cap Value Fund                    Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    large capitalization companies.
TCW Galileo Select Equities Fund                    Emphasizes capital appreciation and preservation
                                                    with focus on long-term results.
TCW Galileo Small Cap Growth Fund                   Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    smaller capitalization growth companies.
TCW Galileo Small Cap Value Fund                    Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    smaller capitalization value companies.
TCW Galileo Technology Fund                         Seeks long-term capital appreciation by investing
                                                    in equity securities of companies with superior
                                                    earnings growth prospects engaged in technology,
                                                    telecommunications and information industries.
TCW Galileo Value Opportunities Fund                Seeks capital appreciation by investing in
                                                    publicly traded equity securities issued by small
                                                    and medium companies with market capitalization at
                                                    the time of purchase between $500 million and $5
                                                    billion.

U.S. FIXED INCOME
TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
TCW Galileo Money Market Fund                       Seeks current income, preservation of capital and
                                                    liquidity by investing in short-term money market
                                                    securities.
DIVERSIFIED FIXED INCOME FUNDS
TCW Galileo Core Fixed Income Fund                  Seeks capital appreciation and income by invest-
                                                    ing principally in core fixed income securities
                                                    emphasizing high quality and liquid investments.
TCW Galileo Flexible Income Fund                    Seeks to maximize current income and provide
                                                    potential for capital appreciation by investing in
                                                    high yield/below investment grade bonds and con-
                                                    vertible securities.
TCW Galileo High Yield Bond Fund                    Seeks high current income by investing principally
                                                    in high yield fixed income securities.
TCW Galileo Mortgage-Backed Securities Fund         Seeks income by investing primarily in short-term
                                                    mortgage-backed securities.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 1 -- ORGANIZATION (CONTINUED)

TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
DIVERSIFIED FIXED INCOME FUNDS
TCW Galileo Total Return Mortgage-Backed            Seeks income by investing primarily in long-term
  Securities Fund                                   mortgage-backed securities.

INTERNATIONAL
TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
NON-DIVERSIFIED INTERNATIONAL EQUITY FUNDS
TCW Galileo Asia Pacific Equities Fund              Seeks long-term capital appreciation by investing
                                                    primarily in equity securities of companies in the
                                                    Asia Pacific region.
TCW Galileo Emerging Markets Equities Fund          Seeks long-term capital appreciation by investing
                                                    in equity securities of companies in emerging mar-
                                                    ket countries around the world.
TCW Galileo European Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in the securities of issuers located in
                                                    Europe.
TCW Galileo Japanese Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in Japanese equity securities.
TCW Galileo Latin America Equities Fund             Seeks long-term capital appreciation by investing
                                                    primarily in Latin American equity securities.
TCW Galileo Select International Equities Fund      Seeks long-term capital appreciation by investing
  (formerly TCW Galileo International Equities      in equity securities of non-U.S. companies in both
  Fund)                                             developed and emerging market countries around the
                                                    world.
NON-DIVERSIFIED FIXED INCOME FUND
TCW Galileo Emerging Markets Income Fund            Seeks high total return from capital appreciation
                                                    and current income by investing in debt securities
                                                    issued or guaranteed by companies, financial
                                                    institutions, and government entities in emerging
                                                    market countries.

Ten TCW Galileo Funds (TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Select Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Value Opportunities Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Total Return Mortgage-Backed Securities Fund and TCW Galileo European Equities Fund) offer two classes of shares, Institutional Class ("I") shares and Advisory Class ("N") shares. Shares of each class of the Funds represent an equal pro rata interest in the Funds and generally give the shareholder the same voting, dividend, liquidation, and other rights. The Institutional Class shares are offered at the current net asset value. The Advisory Class shares are also offered at the current net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

Effective November 1, 2000, the TCW Galileo Value Opportunities Fund began offering Advisory Class shares. Also, the TCW Galileo Technology Fund commenced operations on November 1, 2000 offering Advisory Class shares.

The TCW Galileo Flexible Income Fund, the TCW Galileo Growth Insights Fund, the TCW Galileo Health Sciences Fund and the TCW Galileo Focused Large Cap Value Fund commenced operations on November 1, 2000, December 1, 2000, December 1, 2000 and March 1, 2001, respectively, as new TCW Galileo Funds, offering Advisory Class shares which are not available to the general public.

Effective March 1, 2001, the TCW Galileo International Equities Fund changed its name and investment objective. TCW Galileo Select International Equities Fund invests in equity securities of non-U.S. companies in both developed and emerging market countries around the world. Previously, the Fund invested primarily in underlying TCW Galileo Funds.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

For Funds other than the TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. The TCW Galileo Core Fixed Income Fund and the TCW Galileo High Yield Bond Fund recognize as interest income discounts on securities purchased using a constant yield to maturity accretion method. Original issue discount is accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are not amortized, except for mortgage backed obligations for which amortization has been elected as allowed by federal income tax regulations and securities held by the TCW Galileo Core Fixed Income Fund. Realized gains and losses on investments are recorded on the basis of specific identification.

ADOPTION OF NEW ACCOUNTING PRINCIPLE: The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums on debt securities effective November 1, 2001. Prior to this date, the Fund did not amortize

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds. The impact of this accounting change has not been determined but will result in a decrease to cost of securities and a corresponding increase in net unrealized appreciation/depreciation, based on securities held as of April 30, 2001.

FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of April 30, 2001.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001
purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 2001.

ALLOCATION OF OPERATING ACTIVITY: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations (see Note 6). All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Standard/Daylight Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Standard/Daylight Time for the other Funds.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. The other fixed income funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of April 30, 2001:

                                        MARKET VALUE OF                             SECURITIES
                                       LOANED SECURITIES     COLLATERAL VALUE     LENDING INCOME*
                                       ------------------    ----------------    -----------------
TCW Galileo Core Fixed Income Fund     $        2,733,497    $     2,797,300     $           1,822
TCW Galileo High Yield Bond Fund               24,033,205         24,555,530                21,970

  *  NET OF BROKER FEES.

Securities lending income is included in interest income in the Statements of Operations.

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income,

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 4 -- FEDERAL INCOME TAXES (CONTINUED)

including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 2001, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                     TCW GALILEO    TCW GALILEO    TCW GALILEO
                                     CORE FIXED   FLEXIBLE INCOME  HIGH YIELD
                                     INCOME FUND       FUND         BOND FUND
                                     -----------  ---------------  -----------
Unrealized Appreciation                $ 1,600        $    62       $  5,628
Unrealized (Depreciation)               (1,961)          (119)       (26,958)
                                       -------        -------       --------
Net Unrealized Depreciation            $  (361)       $   (57)      $(21,330)
                                       =======        =======       ========
Cost of Investments for Federal
  Income Tax Purposes                  $78,450        $ 1,951       $296,308
                                       =======        =======       ========

                                     TCW GALILEO    TCW GALILEO
                                      MORTGAGE-    TOTAL RETURN
                                       BACKED        MORTGAGE-
                                     SECURITIES       BACKED
                                        FUND      SECURITIES FUND
                                     -----------  ---------------
Unrealized Appreciation                $   482        $ 3,500
Unrealized (Depreciation)                 (719)        (1,232)
                                       -------        -------
Net Unrealized Depreciation            $  (237)       $ 2,268
                                       -------        -------
Cost of Investments for Federal
  Income Tax Purposes                  $51,270        $ 8,191
                                       =======        =======

At April 30, 2001, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                             EXPIRING IN
                           ------------------------------------------------
                           2002   2003   2004  2005   2006    2007    2008
                           ----  ------  ----  ----  ------  ------  ------
TCW Galileo Core Fixed
  Income Fund              $641  $  644  $ --  $--   $   --  $1,259  $1,584
TCW Galileo High Yield
  Bond Fund                  --      --    --   --    2,560   5,718   9,607
TCW Galileo
  Mortgage-Backed
  Securities Fund            55   4,068   861   73      406      --     239

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Money Market Fund                        0.25%
TCW Galileo Core Fixed Income Fund                   0.40%
TCW Galileo Flexible Income Fund                     0.75%*
TCW Galileo High Yield Bond Fund                     0.75%
TCW Galileo Mortgage-Backed Securities Fund          0.50%**
TCW Galileo Total Return Mortgage-Backed
  Securities Fund                                    0.50%

  *  CURRENTLY, THE ADVISOR IS WAIVING THE ANNUAL MANAGEMENT FEE.
 **  CURRENTLY, THE ADVISOR IS WAIVING 0.15% OF THE ANNUAL MANAGEMENT FEE.

44
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                                                                  APRIL 30, 2001

The ordinary operating expenses of the TCW Galileo Money Market Fund are limited to 0.40% of the Fund's daily net assets. The ordinary operating expenses (each share class) of the other funds are limited to the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. At April 30, 2001, the average expense ratios reported by Lipper Analytical Services, Inc. as they relate to each fund were:

TCW Galileo Core Fixed Income Fund                   1.00%
TCW Galileo Flexible Income Fund                     1.38%
TCW Galileo High Yield Bond Fund                     1.30%
TCW Galileo Mortgage-Backed Securities Fund          1.00%
TCW Galileo Total Return Mortgage-Backed
  Securities Fund                                    1.00%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

NOTE 6 -- DISTRIBUTION PLAN

The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisory Class shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisory Class shares for distribution and related services. Distribution fees for the six months ended April 30, 2001 were less than $1,000 for the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund and the TCW Galileo Total Return Mortgage-Backed Securities Fund and as a result, are not disclosed in the Statement of Operations. Currently, the Advisor is waiving the distribution fee on TCW Galileo Flexible Income Fund.

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 2001 were as follows (amounts in thousands):

                                     TCW GALILEO    TCW GALILEO    TCW GALILEO
                                     CORE FIXED   FLEXIBLE INCOME  HIGH YIELD
                                     INCOME FUND       FUND         BOND FUND
                                     -----------  ---------------  -----------
Purchases at Cost                      $21,943        $ 2,455       $158,369
                                       =======        =======       ========
Sales Proceeds                         $ 9,762        $   648       $ 92,846
                                       =======        =======       ========
U.S. Government Purchases at Cost      $15,464        $    --       $     --
                                       =======        =======       ========
U.S. Government Sales Proceeds         $27,422        $    --       $     --
                                       =======        =======       ========

                                     TCW GALILEO    TCW GALILEO
                                      MORTGAGE-    TOTAL RETURN
                                       BACKED        MORTGAGE-
                                     SECURITIES       BACKED
                                        FUND      SECURITIES FUND
                                     -----------  ---------------
Purchases at Cost                      $    --        $    --
                                       =======        =======
Sales Proceeds                         $   463        $   420
                                       =======        =======
U.S. Government Purchases at Cost      $ 3,013        $15,126
                                       =======        =======
U.S. Government Sales Proceeds         $17,084        $ 4,515
                                       =======        =======

45
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TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

TCW GALILEO MONEY MARKET
FUND                                   SIX MONTHS ENDED
                                        APRIL 30, 2001                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2000
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                      1,929,132,035   $ 1,929,132      2,690,124,882    $ 2,690,125
Shares Issued upon
  Reinvestment of Dividends          6,155,789         6,156          8,868,381          8,868
Shares Redeemed                 (1,894,395,159)   (1,894,395)    (2,728,118,272)    (2,728,118)
                                --------------   -----------     --------------    -----------
Net Increase (Decrease)             40,892,665   $    40,893        (29,125,009)   $   (29,125)
                                ==============   ===========     ==============    ===========

TCW GALILEO CORE FIXED INCOME
FUND                                   SIX MONTHS ENDED
INSTITUTIONAL CLASS                     APRIL 30, 2001                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2000
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                            515,225   $     4,863          3,161,354    $    29,393
Shares Issued upon
  Reinvestment of Dividends            158,104         1,489            232,026          2,149
Shares Redeemed                       (615,195)       (5,856)        (2,951,456)       (27,695)
                                --------------   -----------     --------------    -----------
Net Increase                            58,134   $       496            441,924    $     3,847
                                ==============   ===========     ==============    ===========

TCW GALILEO CORE FIXED INCOME
FUND                                   SIX MONTHS ENDED
ADVISORY CLASS                          APRIL 30, 2001                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2000
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                            114,170   $     1,085                346    $         3
Shares Issued upon
  Reinvestment of Dividends                764             7                500              5
Shares Redeemed                        (56,000)         (530)            (1,004)            (9)
                                --------------   -----------     --------------    -----------
Net Increase (Decrease)                 58,934   $       562               (158)   $        (1)
                                ==============   ===========     ==============    ===========

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

TCW GALILEO FLEXIBLE INCOME
FUND                                   DECEMBER 1, 2000
                                       (COMMENCEMENT OF
                                     OPERATIONS) THROUGH
                                        APRIL 30, 2001
                                         (UNAUDITED)
                                ------------------------------
                                                    AMOUNT
                                    SHARES      (IN THOUSANDS)
                                --------------  --------------
Shares Sold                            199,901   $     2,000
Shares Issued upon
  Reinvestment of Dividends              2,803            26
                                --------------   -----------
Net Increase                           202,704   $     2,026
                                ==============   ===========

TCW GALILEO HIGH YIELD BOND
FUND                                   SIX MONTHS ENDED
INSTITUTIONAL CLASS                     APRIL 30, 2001                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2000
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                         10,906,787   $    83,924         13,426,098    $   115,548
Shares Issued upon
  Reinvestment of Dividends          1,471,978        11,257          2,017,244         17,241
Shares Redeemed                     (4,028,452)      (30,673)       (11,639,394)       (99,866)
                                --------------   -----------     --------------    -----------
Net Increase                         8,350,313   $    64,508          3,803,948    $    32,923
                                ==============   ===========     ==============    ===========

TCW GALILEO HIGH YIELD BOND
FUND                                   SIX MONTHS ENDED
ADVISORY CLASS                          APRIL 30, 2001                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2000
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                            159,563   $     1,223          2,850,440    $    24,955
Shares Issued upon
  Reinvestment of Dividends              2,766            21             35,471            309
Shares Redeemed                       (146,316)       (1,121)        (2,867,167)       (24,925)
                                --------------   -----------     --------------    -----------
Net Increase                            16,013   $       123             18,744    $       339
                                ==============   ===========     ==============    ===========

TCW GALILEO MORTGAGE-BACKED
SECURITIES FUND                        SIX MONTHS ENDED
                                        APRIL 30, 2001                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2000
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                            230,018   $     2,236          4,488,267    $    43,008
Shares Issued upon
  Reinvestment of Dividends            146,255         1,417            288,686          2,761
Shares Redeemed                     (1,418,817)      (13,825)        (4,010,478)       (38,250)
                                --------------   -----------     --------------    -----------
Net Increase (Decrease)             (1,042,544)  $   (10,172)           766,475    $     7,519
                                ==============   ===========     ==============    ===========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO TOTAL RETURN               SIX MONTHS ENDED
MORTGAGE-BACKED SECURITIES              APRIL 30, 2001                     YEAR ENDED
FUND                                     (UNAUDITED)                    OCTOBER 31, 2000
INSTITUTIONAL CLASS             ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                          1,256,255   $    11,820            106,376    $       953
Shares Issued upon
  Reinvestment of Dividends            299,698         2,803            593,059          5,250
Shares Redeemed                       (419,640)       (3,965)        (2,930,126)       (25,795)
                                --------------   -----------     --------------    -----------
Net Increase (Decrease)              1,136,313   $    10,658         (2,230,691)   $   (19,592)
                                ==============   ===========     ==============    ===========

TCW GALILEO TOTAL RETURN               SIX MONTHS ENDED
MORTGAGE-BACKED SECURITIES              APRIL 30, 2001                     YEAR ENDED
FUND                                     (UNAUDITED)                    OCTOBER 31, 2000
ADVISORY CLASS                  ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                             31,756   $       308              4,068    $        38
Shares Issued upon
  Reinvestment of Dividends                722             7                200              2
Shares Redeemed                           (315)           (3)            (3,050)           (28)
                                --------------   -----------     --------------    -----------
Net Increase                            32,163   $       312              1,218    $        12
                                ==============   ===========     ==============    ===========

NOTE 9 -- RESTRICTED SECURITIES

The following restricted securities held by the Funds as of April 30, 2001, were valued both at the date of acquisition and April 30, 2001 in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

TCW GALILEO CORE FIXED INCOME FUND:

PRINCIPAL                                         DATE OF
 AMOUNT    INVESTMENT                           ACQUISITION    COST
---------  -----------------------------------  -----------  --------
$ 25,000   360networks, Inc., (144A), 13%, due    01/02/01   $ 19,989
           05/01/08
 125,000   AGCO Corp., (144A), 9.5%, due          04/11/01    125,000
           05/01/08
  90,000   Alliance Imaging, Inc., (144A),        04/05/01     90,336
           10.375%, due 04/15/11
 100,000   Allied Waste Industries, Inc.,         12/08/00    100,000
           (144A), 8.875%, due 04/01/08
  75,000   American Cellular Corp., (144A),       03/09/01     74,444
           9.5%, due 10/15/09
  75,000   AT&T Wireless Group, (144A),           03/01/01     74,738
           7.875%, due 03/01/11
  75,000   Bio-Rad Laboratories, Inc., (144A),    02/14/00     74,124
           11.625%, due 02/15/07
  75,000   BRL Universal Equipment, (144A),       02/06/01     75,000
           8.875%, due 02/15/08
  25,000   Caraustar Industries, Inc., (144A),    04/26/01     22,813
           9.875%, due 04/01/11
  50,000   Concentra Operating Corp., (144A),     05/08/99     50,000
           13%, due 08/15/09

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

PRINCIPAL                                        DATE OF
 AMOUNT    INVESTMENT                           ACQUISITION   COST
---------  -----------------------------------  -----------  --------
$125,000   Consolidated Container Companies,      11/10/00   $121,769
           LLC, (144A), 10.125%, due 07/15/09
  75,000   Fairchild Semiconductor Corp.,         01/26/01     75,000
           (144A), 10.5%, due 02/01/09
  75,000   Insight Communications Co., (144A),    02/01/01     41,845
           0%, due 02/15/11
 100,000   Insight Midwest, LP, (144A), 10.5%,    11/01/00     98,495
           due 11/01/10
  75,000   Lennar Corp., (144A), 9.95%, due       04/28/00     69,570
           05/01/10
  75,000   Omnicare, Inc., (144A), 8.125%, due    03/15/01     75,000
           03/15/11
  50,000   PMD Group, Inc., (144A), 11%, due      02/23/01     50,000
           02/28/11
 100,000   SBA Communications Corp., (144A),      02/16/01    101,046
           10.25%, due 02/01/09
  75,000   Sequa Corp., (144A), 8.875%, due       03/28/01     75,000
           04/01/08
  75,000   SESI, LLC, (144A), 8.875%, due         04/27/01     75,000
           05/15/11
 100,000   Six Flags, Inc., (144A), 9.5%, due     01/30/01     99,670
           02/01/09
 125,000   Stone Container Corp., (144A),         01/18/01    125,000
           9.25%, due 02/01/08
 375,000   Stone Container Corp., (144A),         01/18/01    375,000
           9.75%, due 02/01/11
  75,000   TNP Enterprises, Inc., (144A),         03/31/00     75,000
           10.25%, due 04/01/10
 125,000   U.S. Can Corp., (144A), 12.375%,       09/26/00    125,000
           due 10/01/10
  25,000   United Rentals, Inc., (144A),          04/12/01     25,000
           10.75%, due 04/15/08
  75,000   WCI Communities, Inc., (144A),         02/14/01     75,000
           10.625%, due 02/15/11
  75,000   Young Broadcasting, Inc., (144A),      03/07/01     74,250
           10%, due 03/01/11

The total value of restricted securities is $2,518,094 which represents 3.3% of net assets of the Fund at April 30, 2001.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 9 -- RESTRICTED SECURITIES (CONTINUED)

TCW GALILEO FLEXIBLE INCOME FUND:

PRINCIPAL
AMOUNT OR
NUMBER OF                                         DATE OF
 SHARES    INVESTMENT                           ACQUISITION   COST
---------  -----------------------------------  -----------  -------
     200   Alliant Energy Corp., (144A), $4.91    12/05/00   $10,775
 $30,000   American International Group,          12/05/00    26,093
           Exchangeable Home Depot, Inc.,
           (144A), 1%, due 02/14/06
 $30,000   ASM Lithography Holding N.V.,          12/05/00    28,771
           (144A), 4.25%, due 11/30/04
 $10,000   Charter Communications, Inc.,          12/05/00    10,781
           (144A), 5.75%, due 10/15/05
 $15,000   Comverse Technology, Inc., (144A),     12/05/00    15,927
           1.5%, due 12/01/05
 $10,000   Deutsche Bank AG, (144A),              03/23/01    13,513
           Exchangeable Enron Corp., 0%, due
           11/18/04
 $10,000   Exchangeable Certificates Corp.,       12/05/00     9,160
           (144A), 0.25%, due 07/17/06
 $25,000   Fairchild Semiconductor Corp.,         01/26/01    25,000
           (144A), 10.5%, due 02/01/09
 $ 5,000   First American Corp., (144A), 4.5%,    04/18/01     5,000
           due 04/15/08
 $25,000   GS Escrow Corp., (144A), 7.125%,       12/11/00    23,353
           due 08/01/05
 $10,000   Mercury Interactive Corp., (144A),     12/05/00     9,694
           4.75%, due 07/01/07
 $10,000   Morgan Stanley International, Ltd.,    03/14/01     7,103
           (144A), Exchangeable Corning, Inc.,
           0%, due 10/25/05
 $25,000   News America, Inc., (144A), 0%, due    02/21/01    12,564
           02/28/21
 $40,000   Roche Holdings, Inc., Exchangeable     12/05/00    34,139
           Genentech, Inc., (144A), 0%, due
           01/19/15
 $20,000   Sanmina Corp., (144A), 4.25%, due      03/01/01    27,131
           05/01/04
 $25,000   SBA Communications Corp., (144A),      02/16/01    25,281
           10.25%, due 02/01/09
 $30,000   SPX Corp., (144A), 0%, due 02/06/21    01/31/01    17,349
 $ 5,000   TranSwitch Corp., (144A), 4.5%, due    12/05/00     3,949
           09/12/05
 $50,000   Von Hoffmann Press, Inc., (144A),      12/04/00    43,760
           10.875%, due 05/15/07
     200   Washington Mutual, Inc., (144A),       04/24/01    10,000
           $35.79

The total value of restricted securities is $361,093 which represents 18.6% of net assets of the Fund at April 30, 2001.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

TCW GALILEO HIGH YIELD BOND FUND:

PRINCIPAL
AMOUNT OR
NUMBER OF                                          DATE OF
  SHARES    INVESTMENT                           ACQUISITION     COST
----------  -----------------------------------  -----------  ----------
$1,000,000  360networks, Inc., (144A), 13%, due    12/05/00   $  926,387
            05/01/08
$  750,000  AGCO Corp., (144A), 9.5%, due          04/11/01      750,000
            05/01/08
$1,750,000  Alamosa PCS Holdings, Inc., (144A),    01/24/01    1,780,000
            12.5%, due 02/01/11
$2,350,000  Alliance Imaging, Inc., (144A),        04/05/01    2,357,250
            10.375%, due 04/15/11
$1,700,000  American Cellular Corp., (144A),       03/09/01    1,687,403
            9.5%, due 10/15/09
$2,000,000  Amkor Technologies, Inc., (144A),      11/15/00    2,000,000
            9.25%, due 02/15/08
$1,200,000  Bio-Rad Laboratories, Inc., (144A),    02/14/00    1,185,984
            11.625%, due 02/15/07
$1,050,000  BRL Universal Equipment, (144A),       02/06/01    1,055,250
            8.875%, due 02/15/08
$  650,000  Caraustar Industries, Inc., (144A),    04/26/01      593,125
            9.875%, due 04/01/11
$  750,000  Century Aluminum Co., (144A),          03/28/01      741,165
            11.75%, due 04/15/08
$2,500,000  Charter Communications Holdings,       01/10/01    2,479,174
            LLC, (144A), 10%, due 04/01/09
$  750,000  Choctow Resort Development, (144A),    03/22/01      750,000
            9.25%, due 04/01/09
$  325,000  Classic Cable, Inc., (144A), 10.5%,    11/09/99      284,620
            due 03/01/10
     3,300  Classic Communications, Inc.,          05/03/99           --
            (144A), Common Stock
$1,525,000  Concentra Operating Corp., (144A),     08/05/99    1,434,057
            13%, due 08/15/09
$  325,000  Consolidated Container Companies,      11/10/00      313,387
            LLC, (144A), 10.125%, due 07/15/09
$2,000,000  Fairchild Semiconductor Corp.,         01/26/01    2,000,000
            (144A), 10.5%, due 02/01/09
$  750,000  Fibermark, Inc., (144A), 10.75%,       04/10/01      744,375
            due 04/15/11
$  750,000  GS Escrow Corp., (144A), 7.125%,       07/24/00      692,146
            due 08/01/05
$  915,000  Huntsman Industries/Specialty          11/03/98      898,153
            Chemical Corp., (144A), 9.5%, due
            07/01/07
$  800,000  Huntsman Packaging Corp., (144A),      05/25/00      779,370
            13%, due 06/01/10
$1,500,000  Insight Communications Co., (144A),    02/01/01      848,818
            0%, due 02/15/11
$2,225,000  Insight Midwest, LP, (144A), 10.5%,    11/01/00    2,191,514
            due 11/01/10
$  505,000  Lennar Corp., (144A), 9.95%, due       11/14/00      515,100
            05/01/10
$2,350,000  Level 3 Communications, Inc.,          02/24/00    2,350,000
            (144A), 11%, due 03/15/08
$1,250,000  Mirant Americas Generation, Inc.,      04/26/01    1,246,150
            (144A), 8.3%, due 05/01/11
$1,100,000  Omnicare, Inc., (144A), 8.125%, due    03/15/01    1,100,000
            03/15/11
       800  Pliant Corp., Warrants, (144A),        05/25/00           --
            expire 06/01/10
$  750,000  PMD Group, Inc., (144A), 11%, due      02/23/01      750,000
            02/28/11
$1,750,000  Rogers Wireless, Inc., (144A),         04/27/01    1,741,723
            9.625%, due 05/01/11
$  550,000  SBA Communications Corp., (144A),      02/16/01      555,813
            10.25%, due 02/01/09
$1,400,000  Sequa Corp., (144A), 8.875%, due       03/28/01    1,400,000
            04/01/08
$1,200,000  SESI, LLC, (144A), 8.875%, due         04/27/01    1,200,000
            05/15/11
$2,025,000  Six Flags, Inc., (144A), 9.5%, due     01/30/01    2,042,450
            02/01/09

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 9 -- RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL
AMOUNT OR
NUMBER OF                                          DATE OF
  SHARES    INVESTMENT                           ACQUISITION     COST
----------  -----------------------------------  -----------  ----------
$  625,000  Stone Container Corp., (144A),         01/18/01   $  625,000
            9.25%, due 02/01/08
$1,875,000  Stone Container Corp., (144A),         01/18/01    1,875,000
            9.75%, due 02/01/11
$  425,000  TNP Enterprises, Inc., (144A),         03/31/00      425,000
            10.25%, due 04/01/10
$  500,000  U.S. Can Corp., (144A), 12.375%,       09/26/00      500,000
            due 10/01/10
$  980,000  Von Hoffmann Press, Inc., (144A),      02/08/01    1,028,584
            10.875%, due 05/15/07
$1,875,000  WCI Communities, Inc., (144A),         02/14/01    1,907,625
            10.625%, due 02/15/11
$2,000,000  Young Broadcasting, Inc., (144A),      03/07/01    1,980,000
            10%, due 03/01/11

The total value of restricted securities is $46,461,432 which represents 18.5% of net assets of the Fund at April 30, 2001.

TCW GALILEO MONEY MARKET FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                       SIX MONTHS
                                         ENDED                              YEAR ENDED OCTOBER 31,
                                     APRIL 30, 2001      ------------------------------------------------------------
                                      (UNAUDITED)          2000        1999        1998          1997          1996
                                     --------------      --------    --------    --------      --------      --------
Net Asset Value per Share,
  Beginning of Period                   $   1.00         $   1.00    $   1.00    $   1.00      $   1.00      $   1.00
                                        --------         --------    --------    --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                     0.0300           0.0579      0.0434      0.0519        0.0516        0.0509
                                        --------         --------    --------    --------      --------      --------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                 (0.0300)         (0.0579)    (0.0434)    (0.0519)      (0.0516)      (0.0509)
                                        --------         --------    --------    --------      --------      --------
Net Asset Value per Share, End of
  Period                                $   1.00         $   1.00    $   1.00    $   1.00      $   1.00      $   1.00
                                        ========         ========    ========    ========      ========      ========
Total Return                                2.82% (3)        5.94%       4.85%       5.31%         5.29%         5.21%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                            $273,068         $232,175    $261,300    $242,451      $222,771      $233,671
Ratio of Expenses to Average Net
  Assets                                    0.35% (2)        0.38%       0.38%       0.40%(1)      0.40%(1)      0.40%(1)
Ratio of Net Investment Income to
  Average Net Assets                        5.59% (2)        5.80%       4.76%       5.19%         5.17%         5.04%

(1) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND TO 0.40% OF NET ASSETS AS DISCLOSED IN NOTE 5 OF THE NOTES TO FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.41%, 0.40% AND 0.44% FOR THE FISCAL YEARS ENDED OCTOBER 31, 1998, 1997 AND 1996, RESPECTIVELY.
(2)  ANNUALIZED.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                       SIX MONTHS
                                         ENDED                              YEAR ENDED OCTOBER 31,
                                     APRIL 30, 2001      ------------------------------------------------------------
                                      (UNAUDITED)         2000         1999          1998         1997         1996
                                     --------------      -------      -------      --------      -------      -------
Net Asset Value per Share,
  Beginning of Period                    $  9.23         $  9.42      $  9.89      $   9.62      $  9.45      $  9.61
                                         -------         -------      -------      --------      -------      -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                       0.34            0.57         0.57          0.55         0.58         0.55
Net Realized and Unrealized Gain
  (Loss) on Investments                     0.10           (0.21)       (0.50)         0.29         0.19        (0.16)
                                         -------         -------      -------      --------      -------      -------
Total from Investment Operations            0.44            0.36         0.07          0.84         0.77         0.39
                                         -------         -------      -------      --------      -------      -------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                   (0.31)          (0.55)       (0.54)        (0.57)       (0.60)       (0.55)
                                         -------         -------      -------      --------      -------      -------
Net Asset Value per Share, End of
  Period                                 $  9.36         $  9.23      $  9.42      $   9.89      $  9.62      $  9.45
                                         =======         =======      =======      ========      =======      =======
Total Return                                4.84% (3)       3.97%        0.69%         9.02%        8.45%        4.26%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                             $74,910         $73,290      $70,666      $162,996      $19,368      $25,006
Ratio of Expenses to Average Net
  Assets                                    0.68% (2)       0.81%        0.58%(1)      0.62%        0.93%        0.76%
Ratio of Net Investment Income to
  Average Net Assets                        7.24% (2)       6.10%        5.83%         5.60%        6.13%        5.85%
Portfolio Turnover Rate                    52.48% (3)     107.59%      136.63%       272.77%      142.96%      238.73%

(1) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTEND NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.72% FOR THE YEAR ENDED OCTOBER 31, 1999.
(2)  ANNUALIZED.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                                              MARCH 1, 1999
                                       SIX MONTHS                           (COMMENCEMENT OF
                                         ENDED           YEAR ENDED       OFFERING OF ADVISORY
                                     APRIL 30, 2001      OCTOBER 31,      CLASS SHARES) THROUGH
                                      (UNAUDITED)           2000            OCTOBER 31, 1999
                                     --------------      -----------      ---------------------
Net Asset Value per Share,
  Beginning of Period                    $ 9.32            $  9.51               $  9.74
                                         ------            -------               -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                      0.31               0.55                  0.37
Net Realized and Unrealized Gain
  (Loss) on Investments                    0.13              (0.21)                (0.35)
                                         ------            -------               -------
Total from Investment Operations           0.44               0.34                  0.02
                                         ------            -------               -------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                  (0.33)             (0.53)                (0.25)
                                         ------            -------               -------
Net Asset Value per Share, End of
  Period                                 $ 9.43            $  9.32               $  9.51
                                         ======            =======               =======
Total Return                               4.85% (4)          3.71%                 0.17% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                             $  636            $    80               $    83
Ratio of Net Expenses to Average
  Net Assets                               1.00% (2)(3)       1.13%(3)              1.00% (2)(3)
Ratio of Net Investment Income to
  Average Net Assets                       7.01% (2)          5.90%                 5.68% (2)
Portfolio Turnover Rate                   52.48% (4)        107.59%               136.63% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 16.85% FOR THE SIX MONTHS ENDED APRIL 30, 2001, 40.33% FOR THE YEAR ENDED OCTOBER 31, 2000 AND 134.10% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF OF ADVISORY CLASS SHARES) TO OCTOBER 31, 1999, RESPECTIVELY.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                     DECEMBER 1, 2000
                                                     (COMMENCEMENT OF
                                                    OPERATIONS) THROUGH
                                                      APRIL 30, 2001
                                                        (UNAUDITED)
                                                    -------------------
Net Asset Value per Share, Beginning of Period            $10.00
                                                          ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income                                       0.26
Net Realized and Unrealized (Loss) on Investments          (0.56)
                                                          ------
Total from Investment Operations                           (0.30)
                                                          ------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                   (0.13)
                                                          ------
Net Asset Value per Share, End of Period                  $ 9.57
                                                          ======
Total Return                                               (2.96)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                  $1,940
Ratio of Net Expenses to Average Net Assets                 1.41% (2)(3)
Ratio of Net Investment Income to Average Net
  Assets                                                    6.41% (2)
Portfolio Turnover Rate                                    35.73% (1)

(1)  FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH
     APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 3.25% FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                       SIX MONTHS
                                         ENDED                            YEAR ENDED OCTOBER 31,
                                     APRIL 30, 2001      --------------------------------------------------------
                                      (UNAUDITED)          2000        1999        1998        1997        1996
                                     --------------      --------    --------    --------    --------    --------
Net Asset Value per Share,
  Beginning of Period                   $   7.82         $   8.85    $   9.20    $  10.11    $   9.77    $   9.74
                                        --------         --------    --------    --------    --------    --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                       0.40             0.84        0.80        0.88        0.91        0.89
Net Realized and Unrealized Gain
  (Loss) on Investments                    (0.32)           (0.97)      (0.37)      (0.74)       0.34        0.03
                                        --------         --------    --------    --------    --------    --------
Total from Investment Operations            0.08            (0.13)       0.43        0.14        1.25        0.92
                                        --------         --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                   (0.40)           (0.86)      (0.78)      (0.89)      (0.91)      (0.89)
Distributions in Excess of Net
  Investment Income                           --            (0.04)         --       (0.01)         --          --
Distributions from Net Realized
  Gain                                        --               --          --       (0.15)         --          --
                                        --------         --------    --------    --------    --------    --------
Total Distributions                        (0.40)           (0.90)      (0.78)      (1.05)      (0.91)      (0.89)
                                        --------         --------    --------    --------    --------    --------
Net Asset Value per Share, End of
  Period                                $   7.50         $   7.82    $   8.85    $   9.20    $  10.11    $   9.77
                                        ========         ========    ========    ========    ========    ========
Total Return                                0.99% (2)       (1.77)%      4.60%       1.18%      13.26%       9.92%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                            $250,636         $195,986    $188,098    $165,702    $208,761    $183,815
Ratio of Expenses to Average Net
  Assets                                    0.88% (1)        0.91%       0.90%       0.85%       0.83%       0.90%
Ratio of Net Investment Income to
  Average Net Assets                       10.35% (1)        9.80%       8.60%       8.89%       9.10%       9.21%
Portfolio Turnover Rate                    44.18% (2)       64.29%     128.15%      92.24%     109.45%      82.56%

(1)  ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                                              MARCH 1, 1999
                                       SIX MONTHS                           (COMMENCEMENT OF
                                         ENDED           YEAR ENDED       OFFERING OF ADVISORY
                                     APRIL 30, 2001      OCTOBER 31,      CLASS SHARES) THROUGH
                                      (UNAUDITED)           2000            OCTOBER 31, 1999
                                     --------------      -----------      ---------------------
Net Asset Value per Share,
  Beginning of Period                    $ 7.90            $ 8.91                $  9.39
                                         ------            ------                -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                      0.40              0.78                   0.55
Net Realized and Unrealized (Loss)
  on Investments                          (0.33)            (0.93)                 (0.57)
                                         ------            ------                -------
Total from Investment Operations           0.07             (0.15)                 (0.02)
                                         ------            ------                -------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                  (0.40)            (0.86)                 (0.46)
                                         ------            ------                -------
Net Asset Value per Share, End of
  Period                                 $ 7.57            $ 7.90                $  8.91
                                         ======            ======                =======
Total Return                               0.85% (4)        (1.86)%                (0.24)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                             $  424            $  316                $   189
Ratio of Net Expenses to Average
  Net Assets                               1.29% (2)(3)      1.27% (3)              1.30% (2)(3)
Ratio of Net Investment Income to
  Average Net Assets                      10.48% (2)         8.91%                  8.78% (2)(3)
Portfolio Turnover Rate                   44.18% (4)        64.29%                128.15% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 8.49% FOR THE SIX MONTHS ENDED APRIL 30, 2001, 2.05% FOR YEAR ENDED OCTOBER 31, 2000 AND 47.83% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) TO OCTOBER 31, 1999, RESPECTIVELY.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO MORTGAGE-BACKED SECURITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                       SIX MONTHS
                                         ENDED                             YEAR ENDED OCTOBER 31,
                                     APRIL 30, 2001      -----------------------------------------------------------
                                      (UNAUDITED)         2000         1999         1998         1997         1996
                                     --------------      -------      -------      -------      -------      -------
Net Asset Value per Share,
  Beginning of Period                   $  9.60          $  9.59      $  9.60      $  9.70      $  9.67      $  9.58
                                        -------          -------      -------      -------      -------      -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                      0.31             0.60         0.59         0.35         0.58         0.51
Net Realized and Unrealized Gain
  (Loss) on Investments                    0.11            (0.02)       (0.09)        0.10         0.05         0.22
                                        -------          -------      -------      -------      -------      -------
Total from Investment Operations           0.42             0.58         0.50         0.45         0.63         0.73
                                        -------          -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                  (0.28)           (0.42)       (0.51)       (0.11)       (0.38)       (0.46)
Distributions in Excess of Net
  Investment Income                          --            (0.15)          --           --        (0.22)       (0.18)
Distributions from Paid-in-Capital           --               --           --        (0.44)          --           --
                                        -------          -------      -------      -------      -------      -------
Total Distributions                       (0.28)           (0.57)       (0.51)       (0.55)       (0.60)       (0.64)
                                        -------          -------      -------      -------      -------      -------
Net Asset Value per Share, End of
  Period                                $  9.74          $  9.60      $  9.59      $  9.60      $  9.70      $  9.67
                                        =======          =======      =======      =======      =======      =======
Total Return                               4.42% (3)        6.21%        5.36%        4.73%        6.71%        7.86%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                            $51,622          $60,925      $53,496      $43,639      $53,307      $61,835
Ratio of Expenses to Average Net
  Assets                                   0.63% (2)        0.62%(1)     0.75%(1)     0.83%        0.77%        0.69%
Ratio of Net Investment Income to
  Average Net Assets                       6.38% (2)        6.26%        6.10%        3.61%        6.00%        5.34%
Portfolio Turnover Rate                    5.56% (3)       27.97%       53.48%       68.40%      109.91%       54.10%

(1) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.77% AND 0.80% FOR THE YEARS ENDED OCTOBER 31, 2000 AND 1999, RESPECTIVELY.
(2)  ANNUALIZED.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                          YEAR ENDED OCTOBER 31,
                           APRIL 30, 2001  ------------------------------------------------------------
                            (UNAUDITED)       2000        1999        1998         1997        1996
                           --------------  ----------  ----------  -----------  ----------  -----------
Net Asset Value per
  Share, Beginning of
  Period                      $  9.07       $  8.96     $  9.76     $   9.91     $  9.56     $   9.56
                              -------       -------     -------     --------     -------     --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income            0.29          0.59        0.62         0.84        0.75         0.68
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.31          0.12       (0.60)       (0.07)       0.32         0.02
                              -------       -------     -------     --------     -------     --------
Total from Investment
  Operations                     0.60          0.71        0.02         0.77        1.07         0.70
                              -------       -------     -------     --------     -------     --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             (0.29)        (0.45)      (0.62)       (0.86)      (0.72)       (0.68)
Distributions in Excess
  of Net Investment
  Income                        (0.01)        (0.15)      (0.20)       (0.01)         --        (0.02)
Distributions from Net
  Realized Gain                    --            --          --        (0.05)         --           --
                              -------       -------     -------     --------     -------     --------
Total Distributions             (0.30)        (0.60)      (0.82)       (0.92)      (0.72)       (0.70)
                              -------       -------     -------     --------     -------     --------
Net Asset Value per
  Share, End of Period        $  9.37       $  9.07     $  8.96     $   9.76     $  9.91     $   9.56
                              =======       =======     =======     ========     =======     ========
Total Return                     6.60% (2)     8.32%       0.20%        8.20%      11.66%        7.69%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $84,140       $71,115     $90,275     $101,501     $81,442     $112,260
Ratio of Expenses to
  Average Net Assets             0.73% (1)     0.77%       0.69%        0.70%       0.67%        0.68%
Ratio of Net Investment
  Income to Average Net
  Assets                         6.30% (1)     6.63%       6.62%        8.52%       7.77%        7.15%
Portfolio Turnover Rate          5.93% (2)     8.44%      28.07%       27.95%      16.01%       39.28%

(1)  ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                                              MARCH 1, 1999
                                       SIX MONTHS                           (COMMENCEMENT OF
                                         ENDED           YEAR ENDED       OFFERING OF ADVISORY
                                     APRIL 30, 2001      OCTOBER 31,      CLASS SHARES) THROUGH
                                      (UNAUDITED)           2000            OCTOBER 31, 1999
                                     --------------      -----------      ---------------------
Net Asset Value per Share,
  Beginning of Period                    $ 9.33            $ 9.23                $  9.40
                                         ------            ------                -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                      0.30              0.58                   0.43
Net Realized and Unrealized Gain
  (Loss) on Investments                    0.31              0.12                  (0.49)
                                         ------            ------                -------
Total from Investment Operations           0.61              0.70                  (0.06)
                                         ------            ------                -------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                  (0.30)            (0.60)                 (0.11)
Distributions in Excess of Net
  Investment Income                       (0.01)               --                     --
                                         ------            ------                -------
Total Distributions                       (0.31)            (0.60)                 (0.11)
                                         ------            ------                -------
Net Asset Value per Share, End of
  Period                                 $ 9.63            $ 9.33                $  9.23
                                         ======            ======                =======
Total Return                               6.60% (4)         8.09%                 (0.69)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                             $  360            $   49                $    37
Ratio of Net Expenses to Average
  Net Assets                               1.05% (2)(3)      1.02% (3)              1.02% (2)(3)
Ratio of Net Investment Income to
  Average Net Assets                       6.19% (2)         6.38%                  7.00% (2)
Portfolio Turnover Rate                    5.93% (4)         8.44%                 28.07% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 15.49% FOR THE SIX MONTHS ENDED APRIL 30, 2001, 89.63% FOR THE YEAR ENDED OCTOBER 31, 2000 AND 722.10% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) TO OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

61